Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 83.4%
Financial - 20.1%
Goldman Sachs Group, Inc.	6,998	$4,007,195
Visa, Inc. — Class A	6,998	2,211,648
American Express Co.	6,998	2,076,937
Travelers Companies, Inc.	6,998	1,685,748
JPMorgan Chase & Co.	6,998	1,677,490
Total Financial		11,659,018
Technology - 16.4%
Microsoft Corp.	6,998	2,949,657
Salesforce, Inc.	6,998	2,339,641
Apple, Inc.	6,998	1,752,439
International Business Machines Corp.	6,998	1,538,371
NVIDIA Corp.	6,998	939,761
Total Technology		9,519,869
Consumer, Non-cyclical - 14.9%
UnitedHealth Group, Inc.	6,998	3,540,008
Amgen, Inc.	6,998	1,823,959
Procter & Gamble Co.	6,998	1,173,215
Johnson & Johnson	6,998	1,012,051
Merck & Company, Inc.	6,998	696,161
Coca-Cola Co.	6,998	435,695
Total Consumer, Non-cyclical		8,681,089
Industrial - 10.8%
Caterpillar, Inc.	6,998	2,538,595
Honeywell International, Inc.	6,998	1,580,778
Boeing Co.*	6,998	1,238,646
3M Co.	6,998	903,372
Total Industrial		6,261,391
Consumer, Cyclical - 10.2%
Home Depot, Inc.	6,998	2,722,152
McDonald's Corp.	6,998	2,028,650
Walmart, Inc.	6,998	632,269
NIKE, Inc. — Class B	6,998	529,539
Total Consumer, Cyclical		5,912,610
Communications - 5.2%
Amazon.com, Inc.*	6,998	1,535,291
Walt Disney Co.	6,998	779,227
Cisco Systems, Inc.	6,998	414,282
Verizon Communications, Inc.	6,998	279,850
Total Communications		3,008,650
Basic Materials - 4.1%
Sherwin-Williams Co.	6,998	2,378,830
Energy - 1.7%
Chevron Corp.	6,998	1,013,590
Total Common Stocks
(Cost $32,884,613)		48,435,047

	Face Amount
U.S. TREASURY BILLS†† - 4.3%
U.S. Treasury Bills
4.22% due 03/13/25[1,3]	$1,050,000	1,041,466
4.21% due 01/16/25[1,2]	681,000	679,878
4.23% due 03/13/25[1,3]	500,000	495,937
4.17% due 03/13/25[1,3]	300,000	297,562
Total U.S. Treasury Bills
(Cost $2,514,409)		2,514,843

REPURCHASE AGREEMENTS††,4 - 10.2%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25[3]	3,308,805	3,308,805
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25[3]	2,600,855	2,600,855
Total Repurchase Agreements
(Cost $5,909,660)		5,909,660
Total Investments - 97.9%
(Cost $41,308,682)		$56,859,550
Other Assets & Liabilities, net - 2.1%		1,208,445
Total Net Assets - 100.0%		$58,067,995

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Index Mini Futures Contracts	20	Mar 2025	$4,287,000	$8,739

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
BNP Paribas	Dow Jones Industrial Average	Pay	5.23% (Federal Funds Rate + 0.90%)	At Maturity	03/27/25	1,059	$45,057,503	$126,436
Barclays Bank plc	Dow Jones Industrial Average	Pay	5.27% (SOFR + 0.90%)	At Maturity	03/27/25	434	$18,453,138	$79,227
							$63,510,641	$205,663

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as futures collateral at December 31, 2024.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2024.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$48,435,047	$—	$—	$48,435,047
U.S. Treasury Bills	—	2,514,843	—	2,514,843
Repurchase Agreements	—	5,909,660	—	5,909,660
Equity Futures Contracts**	8,739	—	—	8,739
Equity Index Swap Agreements**	—	205,663	—	205,663
Total Assets	$48,443,786	$8,630,166	$—	$57,073,952

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount	Value
U.S. TREASURY BILLS†† - 15.6%
U.S. Treasury Bills
4.23% due 03/13/25[1,2]	$450,000	$446,343
4.21% due 01/16/25[2,3]	125,000	124,794
4.22% due 03/13/25[1,2]	100,000	99,187
Total U.S. Treasury Bills
(Cost $670,192)		670,324

REPURCHASE AGREEMENTS††,4 - 86.3%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25[1]	2,068,307	2,068,307
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25[1]	1,625,774	1,625,774
Total Repurchase Agreements
(Cost $3,694,081)		3,694,081
Total Investments - 101.9%
(Cost $4,364,273)		$4,364,405
Other Assets & Liabilities, net - (1.9)%		(83,213)
Total Net Assets - 100.0%		$4,281,192

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
Dow Jones Industrial Average Index Mini Futures Contracts	6	Mar 2025	$1,286,100	$(629)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	Dow Jones Industrial Average	Receive	4.97% (SOFR + 0.60%)	At Maturity	03/27/25	121	$5,132,037	$981
BNP Paribas	Dow Jones Industrial Average	Receive	4.83% (Federal Funds Rate + 0.50%)	At Maturity	03/27/25	50	2,139,404	(139)
							$7,271,441	$842
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2024.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2024.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

The following table summarizes the inputs used to value the Fund's investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$670,324	$—	$670,324
Repurchase Agreements	—	3,694,081	—	3,694,081
Equity Index Swap Agreements**	—	981	—	981
Total Assets	$—	$4,365,386	$—	$4,365,386

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$629	$—	$—	$629
Equity Index Swap Agreements**	—	139	—	139
Total Liabilities	$629	$139	$—	$768

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount	Value
U.S. TREASURY BILLS†† - 53.0%
U.S. Treasury Bills
4.18% due 01/07/25[1]	$4,000,000	$3,997,727
4.23% due 03/13/25[1,2]	1,050,000	1,041,466
4.21% due 01/16/25[1,3]	157,000	156,741
Total U.S. Treasury Bills
(Cost $5,195,177)		5,195,934

FEDERAL AGENCY NOTES†† - 10.2%
Federal Home Loan Bank
4.39% (SOFR + 0.02%, Rate Floor: 0.00%) due 05/07/25◊	1,000,000	1,000,005
Total Federal Agency Notes
(Cost $1,000,000)		1,000,005

REPURCHASE AGREEMENTS††,4 - 35.0%
J.P. Morgan Securities LLC
issued 12/31/24 at 4.45% due 01/02/25[2]	1,920,329	1,920,329
BofA Securities, Inc.
issued 12/31/24 at 4.43% due 01/02/25[2]	1,509,457	1,509,457
Total Repurchase Agreements
(Cost $3,429,786)		3,429,786
Total Investments - 98.2%
(Cost $9,624,963)		$9,625,725
Other Assets & Liabilities, net - 1.8%		174,587
Total Net Assets - 100.0%		$9,800,312

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
NASDAQ-100 Index Mini Futures Contracts	6	Mar 2025	$2,546,520	$106,889

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	NASDAQ-100 Index	Receive	4.63% (Federal Funds Rate + 0.30%)	At Maturity	03/26/25	130	$2,731,639	$128,561
BNP Paribas	NASDAQ-100 Index	Receive	4.83% (Federal Funds Rate + 0.50%)	At Maturity	03/27/25	285	5,997,672	60,289
Barclays Bank plc	NASDAQ-100 Index	Receive	5.02% (SOFR + 0.65%)	At Maturity	03/27/25	396	8,329,025	55,156
							$17,058,336	$244,006

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at December 31, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2024.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2024.
[4]	Repurchase Agreements — See Note 4.

Inverse NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$5,195,934	$—	$5,195,934
Federal Agency Notes	—	1,000,005	—	1,000,005
Repurchase Agreements	—	3,429,786	—	3,429,786
Equity Futures Contracts**	106,889	—	—	106,889
Equity Index Swap Agreements**	—	244,006	—	244,006
Total Assets	$106,889	$9,869,731	$—	$9,976,620

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount	Value
U.S. TREASURY BILLS†† - 11.3%
U.S. Treasury Bills
4.23% due 03/13/25[1,2]	$400,000	$396,749
4.21% due 01/16/25[2,3]	85,000	84,860
Total U.S. Treasury Bills
(Cost $481,512)		481,609

REPURCHASE AGREEMENTS††,4 - 84.1%
J.P. Morgan Securities LLC
issued 12/31/24 at 4.45% due 01/02/25[1]	1,999,376	1,999,376
BofA Securities, Inc.
issued 12/31/24 at 4.43% due 01/02/25[1]	1,571,590	1,571,590
Total Repurchase Agreements
(Cost $3,570,966)		3,570,966
Total Investments - 95.4%
(Cost $4,052,478)		$4,052,575
Other Assets & Liabilities, net - 4.6%		194,098
Total Net Assets - 100.0%		$4,246,673

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
Russell 2000 Index Mini Futures Contracts	10	Mar 2025	$1,124,750	$21,049

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	Russell 2000 Index	Receive	4.18% (Federal Funds Rate - 0.15%)	At Maturity	03/26/25	1,512	$3,371,050	$83,752
Barclays Bank plc	Russell 2000 Index	Receive	4.72% (SOFR + 0.35%)	At Maturity	03/27/25	904	2,015,466	1,223
BNP Paribas	Russell 2000 Index	Receive	4.48% (Federal Funds Rate + 0.15%)	At Maturity	03/27/25	887	1,978,308	526
							$7,364,824	$85,501

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2024.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2024.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Inverse Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

The following table summarizes the inputs used to value the Fund's investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$481,609	$—	$481,609
Repurchase Agreements	—	3,570,966	—	3,570,966
Equity Futures Contracts**	21,049	—	—	21,049
Equity Index Swap Agreements**	—	85,501	—	85,501
Total Assets	$21,049	$4,138,076	$—	$4,159,125

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount	Value
U.S. TREASURY BILLS†† - 37.1%
U.S. Treasury Bills
4.26% due 02/11/25[1]	$2,000,000	$1,990,703
4.23% due 03/13/25[1,2]	1,500,000	1,487,809
4.21% due 01/16/25[1,3]	59,000	58,903
Total U.S. Treasury Bills
(Cost $3,536,697)		3,537,415

FEDERAL AGENCY NOTES†† - 31.5%
Federal Home Loan Bank
4.39% (SOFR + 0.02%, Rate Floor: 0.00%) due 05/07/25◊	3,000,000	3,000,015
Total Federal Agency Notes
(Cost $3,000,000)		3,000,015

REPURCHASE AGREEMENTS††,4 - 30.5%
J.P. Morgan Securities LLC
issued 12/31/24 at 4.45% due 01/02/25[2]	1,630,098	1,630,098
BofA Securities, Inc.
issued 12/31/24 at 4.43% due 01/02/25[2]	1,281,323	1,281,323
Total Repurchase Agreements
(Cost $2,911,421)		2,911,421
Total Investments - 99.1%
(Cost $9,448,118)		$9,448,851
Other Assets & Liabilities, net - 0.9%		90,564
Total Net Assets - 100.0%		$9,539,415

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
S&P 500 Index Mini Futures Contracts	12	Mar 2025	$3,561,150	$95,396

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	S&P 500 Index	Receive	4.63% (Federal Funds Rate + 0.30%)	At Maturity	03/26/25	955	$5,615,256	$147,296
BNP Paribas	S&P 500 Index	Receive	4.78% (Federal Funds Rate + 0.45%)	At Maturity	03/27/25	597	3,510,672	32,787
Barclays Bank plc	S&P 500 Index	Receive	4.97% (SOFR + 0.60%)	At Maturity	03/27/25	1,089	6,404,368	(10,311)
							$15,530,296	$169,772

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at December 31, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2024.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2024.
[4]	Repurchase Agreements — See Note 4.

Inverse S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$3,537,415	$—	$3,537,415
Federal Agency Notes	—	3,000,015	—	3,000,015
Repurchase Agreements	—	2,911,421	—	2,911,421
Equity Futures Contracts**	95,396	—	—	95,396
Equity Index Swap Agreements**	—	180,083	—	180,083
Total Assets	$95,396	$9,628,934	$—	$9,724,330

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$10,311	$—	$10,311

**	This derivative is reported as unrealized appreciation/depreciation at period end.

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 82.2%
Technology - 40.8%
Apple, Inc.	390,601	$97,814,302
NVIDIA Corp.	632,834	84,983,278
Microsoft Corp.	192,121	80,979,001
Broadcom, Inc.	199,610	46,277,582
Advanced Micro Devices, Inc.*	103,169	12,461,784
Adobe, Inc.*	27,985	12,444,370
Intuit, Inc.	17,796	11,184,786
Texas Instruments, Inc.	57,994	10,874,455
QUALCOMM, Inc.	70,631	10,850,334
Palantir Technologies, Inc. — Class A*	138,634	10,484,889
Applied Materials, Inc.	52,411	8,523,601
Analog Devices, Inc.	31,552	6,703,538
AppLovin Corp. — Class A*	18,988	6,148,884
Marvell Technology, Inc.	55,068	6,082,261
Micron Technology, Inc.	70,825	5,960,632
Lam Research Corp.	81,800	5,908,414
Intel Corp.*	274,196	5,497,630
KLA Corp.	8,504	5,358,540
Cadence Design Systems, Inc.*	17,436	5,238,821
Crowdstrike Holdings, Inc. — Class A*	14,868	5,087,235
Synopsys, Inc.*	9,766	4,740,026
Fortinet, Inc.*	48,727	4,603,727
Autodesk, Inc.*	13,668	4,039,851
ASML Holding N.V. — Class G	5,639	3,908,278
Roper Technologies, Inc.	6,818	3,544,337
Workday, Inc. — Class A*	13,541	3,493,984
MicroStrategy, Inc. — Class A*	11,634	3,369,439
NXP Semiconductor N.V.	16,158	3,358,440
Paychex, Inc.	22,880	3,208,234
Datadog, Inc. — Class A*	19,912	2,845,226
Atlassian Corp. — Class A*	10,264	2,498,052
Electronic Arts, Inc.	16,674	2,439,406
Cognizant Technology Solutions Corp. — Class A	31,522	2,424,042
Take-Two Interactive Software, Inc.*	11,165	2,055,253
Microchip Technology, Inc.	34,140	1,957,929
ANSYS, Inc.*	5,560	1,875,555
Zscaler, Inc.*	9,754	1,759,719
ON Semiconductor Corp.*	27,070	1,706,764
GLOBALFOUNDRIES, Inc.*,1	35,136	1,507,686
MongoDB, Inc.*	4,696	1,093,276
ARM Holdings plc ADR*	8,143	1,004,520
Total Technology		496,298,081
Communications - 21.2%
Amazon.com, Inc.*	271,714	59,611,335
Meta Platforms, Inc. — Class A	56,333	32,983,535
Alphabet, Inc. — Class A	150,986	28,581,650
Alphabet, Inc. — Class C	143,001	27,233,110
Netflix, Inc.*	27,176	24,222,512
T-Mobile US, Inc.	73,777	16,284,797
Cisco Systems, Inc.	253,202	14,989,559
Booking Holdings, Inc.	2,104	10,453,556
Comcast Corp. — Class A	242,669	9,107,367
Palo Alto Networks, Inc.*	41,718	7,591,007
MercadoLibre, Inc.*	3,223	5,480,518
DoorDash, Inc. — Class A*	24,729	4,148,290
PDD Holdings, Inc. ADR*	42,463	4,118,486
Airbnb, Inc. — Class A*	27,520	3,616,403
Trade Desk, Inc. — Class A*	28,587	3,359,830
Charter Communications, Inc. — Class A*	9,040	3,098,641
Warner Bros Discovery, Inc.*	155,959	1,648,487
CDW Corp.	8,473	1,474,641
Total Communications		258,003,724
Consumer, Non-cyclical - 8.1%
PepsiCo, Inc.	87,223	13,263,130
Intuitive Surgical, Inc.*	22,644	11,819,262
Amgen, Inc.	34,173	8,906,851
Automatic Data Processing, Inc.	25,904	7,582,878
Gilead Sciences, Inc.	79,231	7,318,567
Vertex Pharmaceuticals, Inc.*	16,373	6,593,407
PayPal Holdings, Inc.*	63,736	5,439,868
Mondelez International, Inc. — Class A	85,011	5,077,707
Regeneron Pharmaceuticals, Inc.*	6,871	4,894,419
Cintas Corp.	25,639	4,684,245
Monster Beverage Corp.*	61,827	3,249,627
Keurig Dr Pepper, Inc.	86,236	2,769,900
Verisk Analytics, Inc. — Class A	8,977	2,472,535
AstraZeneca plc ADR	37,020	2,425,550
Kraft Heinz Co.	76,873	2,360,770
GE HealthCare Technologies, Inc.	29,045	2,270,738
Coca-Cola Europacific Partners plc	29,268	2,248,075
IDEXX Laboratories, Inc.*	5,206	2,152,369
Dexcom, Inc.*	24,832	1,931,185
Biogen, Inc.*	9,264	1,416,651
Total Consumer, Non-cyclical		98,877,734
Consumer, Cyclical - 7.8%
Tesla, Inc.*	93,733	37,853,135
Costco Wholesale Corp.	28,168	25,809,493
Starbucks Corp.	72,081	6,577,391
Marriott International, Inc. — Class A	17,667	4,928,033
O'Reilly Automotive, Inc.*	3,670	4,351,886
Copart, Inc.*	61,256	3,515,482
PACCAR, Inc.	33,332	3,467,195
Ross Stores, Inc.	21,092	3,190,587
Lululemon Athletica, Inc.*	7,480	2,860,427
Fastenal Co.	36,421	2,619,034
Total Consumer, Cyclical		95,172,663
Industrial - 1.5%
Honeywell International, Inc.	41,339	9,338,067
CSX Corp.	122,598	3,956,238
Axon Enterprise, Inc.*	4,848	2,881,263
Old Dominion Freight Line, Inc.	13,573	2,394,277
Total Industrial		18,569,845
Basic Materials - 1.1%
Linde plc	30,272	12,673,978
Utilities - 1.0%
Constellation Energy Corp.	19,884	4,448,250
American Electric Power Company, Inc.	33,857	3,122,631

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 82.2% (continued)
Utilities - 1.0% (continued)
Xcel Energy, Inc.	36,507	$2,464,953
Exelon Corp.	63,882	2,404,518
Total Utilities		12,440,352
Energy - 0.5%
Diamondback Energy, Inc.	18,563	3,041,176
Baker Hughes Co.	62,908	2,580,486
Total Energy		5,621,662
Financial - 0.2%
CoStar Group, Inc.*	26,063	1,865,850
Total Common Stocks
(Cost $540,703,064)		999,523,889

	Face Amount
U.S. TREASURY BILLS†† - 19.5%
U.S. Treasury Bills
4.30% due 03/06/25[2,3]	$100,000,000	99,267,665
4.20% due 03/06/25[2,3]	60,000,000	59,560,599
4.21% due 01/16/25[3,4]	24,882,000	24,841,015
4.23% due 03/06/25[2,3]	25,000,000	24,816,916
4.19% due 01/21/25[3]	10,000,000	9,977,592
4.21% due 03/06/25[2,3]	10,000,000	9,926,766
4.23% due 03/13/25[2,3]	8,050,000	7,984,575
4.22% due 03/13/25[2,3]	700,000	694,311
Total U.S. Treasury Bills
(Cost $237,007,275)		237,069,439

FEDERAL AGENCY DISCOUNT NOTES†† - 0.8%
Federal Home Loan Bank
4.10% due 01/02/25[3]	10,000,000	9,998,861
Total Federal Agency Discount Notes
(Cost $9,998,861)		9,998,861

REPURCHASE AGREEMENTS††,5 - 6.5%
J.P. Morgan Securities LLC
issued 12/31/24 at 4.45% due 01/02/25[2]	44,527,859	44,527,859
BofA Securities, Inc.
issued 12/31/24 at 4.43% due 01/02/25[2]	35,000,702	35,000,702
Total Repurchase Agreements
(Cost $79,528,561)		79,528,561

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.0%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.41%[7]	314,044	314,044
Total Securities Lending Collateral
(Cost $314,044)		314,044
Total Investments - 109.0%
(Cost $867,551,805)		$1,326,434,794
Other Assets & Liabilities, net - (9.0)%		(109,059,776)
Total Net Assets - 100.0%		$1,217,375,018

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	488	Mar 2025	$207,116,960	$(4,743,332)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	NASDAQ-100 Index	Pay	5.37% (SOFR + 1.00%)	At Maturity	03/27/25	2,399	$50,401,743	$(472,890)
BNP Paribas	NASDAQ-100 Index	Pay	5.23% (Federal Funds Rate + 0.90%)	At Maturity	03/27/25	11,048	232,136,943	(2,159,632)
Goldman Sachs International	NASDAQ-100 Index	Pay	4.83% (Federal Funds Rate + 0.50%)	At Maturity	03/26/25	44,997	945,479,711	(31,286,369)
							$1,228,018,397	$(33,918,891)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

[1]	All or a portion of this security is on loan at December 31, 2024 — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2024.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at December 31, 2024.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of December 31, 2024.

ADR — American Depositary Receipt
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$999,523,889	$—	$—	$999,523,889
U.S. Treasury Bills	—	237,069,439	—	237,069,439
Federal Agency Discount Notes	—	9,998,861	—	9,998,861
Repurchase Agreements	—	79,528,561	—	79,528,561
Securities Lending Collateral	314,044	—	—	314,044
Total Assets	$999,837,933	$326,596,861	$—	$1,326,434,794

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$4,743,332	$—	$—	$4,743,332
Equity Index Swap Agreements**	—	33,918,891	—	33,918,891
Total Liabilities	$4,743,332	$33,918,891	$—	$38,662,223

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 24.2%
Financial - 6.0%
FTAI Aviation Ltd.	539	$77,637
SouthState Corp.	404	40,190
Old National Bancorp	1,673	36,312
Jackson Financial, Inc. — Class A	399	34,745
Cadence Bank	967	33,313
Ryman Hospitality Properties, Inc. REIT	312	32,554
Mr Cooper Group, Inc.*	335	32,163
Glacier Bancorp, Inc.	606	30,433
Essent Group Ltd.	555	30,214
Hamilton Lane, Inc. — Class A	204	30,202
Selective Insurance Group, Inc.	322	30,113
Terreno Realty Corp. REIT	508	30,043
Essential Properties Realty Trust, Inc. REIT	933	29,184
Kite Realty Group Trust REIT	1,154	29,127
Home BancShares, Inc.	991	28,045
Moelis & Co. — Class A	376	27,779
Piper Sandler Cos.	92	27,595
UMB Financial Corp.	238	26,861
CareTrust REIT, Inc.	986	26,671
United Bankshares, Inc.	703	26,398
Radian Group, Inc.	806	25,566
SL Green Realty Corp. REIT	375	25,470
Upstart Holdings, Inc.*	410	25,244
Hancock Whitney Corp.	461	25,226
Macerich Co. REIT	1,259	25,079
First Financial Bankshares, Inc.	692	24,947
Phillips Edison & Company, Inc. REIT	653	24,461
MARA Holdings, Inc.*	1,440	24,149
Independence Realty Trust, Inc. REIT	1,201	23,828
American Healthcare REIT, Inc.	807	22,935
ServisFirst Bancshares, Inc.	270	22,880
Valley National Bancorp	2,487	22,532
Ameris Bancorp	350	21,900
Enstar Group Ltd.*	67	21,577
Sabra Health Care REIT, Inc.	1,227	21,252
CNO Financial Group, Inc.	560	20,838
United Community Banks, Inc.	636	20,549
Associated Banc-Corp.	859	20,530
Axos Financial, Inc.*	291	20,326
PJT Partners, Inc. — Class A	123	19,411
Tanger, Inc. REIT	566	19,318
Texas Capital Bancshares, Inc.*	247	19,315
StepStone Group, Inc. — Class A	326	18,869
Fulton Financial Corp.	965	18,605
Apple Hospitality REIT, Inc.	1,212	18,604
COPT Defense Properties REIT	599	18,539
International Bancshares Corp.	287	18,127
Atlantic Union Bankshares Corp.	475	17,993
Eastern Bankshares, Inc.	1,026	17,699
Cathay General Bancorp	370	17,616
BGC Group, Inc. — Class A	1,937	17,549
Community Financial System, Inc.	278	17,147
WSFS Financial Corp.	314	16,683
Walker & Dunlop, Inc.	171	16,623
PotlatchDeltic Corp. REIT	422	16,564
Bread Financial Holdings, Inc.	264	16,120
Blackstone Mortgage Trust, Inc. — Class A REIT	923	16,069
HA Sustainable Infrastructure Capital, Inc.	597	16,018
First BanCorp	861	16,006
Genworth Financial, Inc. — Class A*	2,289	16,000
Douglas Emmett, Inc. REIT	859	15,943
Cushman & Wakefield plc*	1,217	15,918
Broadstone Net Lease, Inc. REIT	1,003	15,908
Riot Platforms, Inc.*	1,517	15,489
National Health Investors, Inc. REIT	223	15,454
NMI Holdings, Inc. — Class A*	417	15,329
BankUnited, Inc.	396	15,115
CVB Financial Corp.	704	15,073
Bank of Hawaii Corp.	208	14,818
Simmons First National Corp. — Class A	660	14,639
McGrath RentCorp	130	14,537
Independent Bank Corp.	226	14,507
PennyMac Financial Services, Inc.	142	14,504
Artisan Partners Asset Management, Inc. — Class A	335	14,422
StoneX Group, Inc.*	147	14,402
Victory Capital Holdings, Inc. — Class A	219	14,336
Outfront Media, Inc. REIT	787	13,961
Urban Edge Properties REIT	647	13,910
Heartland Financial USA, Inc.	225	13,794
Palomar Holdings, Inc.*	130	13,727
First Interstate BancSystem, Inc. — Class A	422	13,702
Baldwin Insurance Group, Inc. — Class A*	352	13,644
Burford Capital Ltd.	1,065	13,579
Arbor Realty Trust, Inc. REIT[1]	979	13,559
First Financial Bancorp	502	13,494
Cohen & Steers, Inc.	146	13,482
Core Scientific, Inc.*	948	13,319
Park National Corp.	77	13,200
Four Corners Property Trust, Inc. REIT	483	13,109
Bancorp, Inc.*	249	13,105
Enova International, Inc.*	136	13,040
Goosehead Insurance, Inc. — Class A*	120	12,866
Sunstone Hotel Investors, Inc. REIT	1,081	12,799
TowneBank	374	12,738
Acadia Realty Trust REIT	527	12,732
Pacific Premier Bancorp, Inc.	509	12,684
Provident Financial Services, Inc.	669	12,624
Flagstar Financial, Inc.	1,348	12,577
LXP Industrial Trust REIT	1,545	12,545
BancFirst Corp.	106	12,421
First Merchants Corp.	310	12,366
Seacoast Banking Corporation of Florida	449	12,361

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 24.2% (continued)
Financial - 6.0% (continued)
Banner Corp.	182	$12,152
Curbline Properties Corp. REIT	505	11,726
Independent Bank Group, Inc.	193	11,709
NBT Bancorp, Inc.	245	11,701
Renasant Corp.	327	11,690
Trustmark Corp.	324	11,460
WaFd, Inc.	355	11,445
Retail Opportunity Investments Corp. REIT	659	11,440
Banc of California, Inc.	739	11,425
Compass, Inc. — Class A*	1,935	11,320
Enterprise Financial Services Corp.	197	11,111
Cleanspark, Inc.*	1,185	10,914
Triumph Financial, Inc.*	118	10,724
InvenTrust Properties Corp. REIT	354	10,666
OFG Bancorp	245	10,368
Lemonade, Inc.*	278	10,197
Innovative Industrial Properties, Inc. REIT	150	9,996
WesBanco, Inc.	306	9,957
Skyward Specialty Insurance Group, Inc.*	197	9,956
DiamondRock Hospitality Co. REIT	1,100	9,933
Pathward Financial, Inc.	134	9,860
Stock Yards Bancorp, Inc.	136	9,739
FB Financial Corp.	189	9,735
Stewart Information Services Corp.	144	9,719
Farmer Mac — Class C	48	9,454
Mercury General Corp.	142	9,440
LendingClub Corp.*	583	9,439
First BanCorp Puerto Rico	213	9,366
City Holding Co.	77	9,123
First Commonwealth Financial Corp.	538	9,103
Lakeland Financial Corp.	132	9,076
Newmark Group, Inc. — Class A	700	8,967
Northwest Bancshares, Inc.	677	8,930
Hut 8 Corp.*	431	8,831
St. Joe Co.	192	8,627
Bank of NT Butterfield & Son Ltd.	236	8,626
Pebblebrook Hotel Trust REIT	635	8,604
Horace Mann Educators Corp.	219	8,591
National Bank Holdings Corp. — Class A	196	8,440
Trupanion, Inc.*	175	8,435
RLJ Lodging Trust REIT	810	8,270
SiriusPoint Ltd.*	500	8,195
Compass Diversified Holdings	354	8,170
Nelnet, Inc. — Class A	76	8,118
Xenia Hotels & Resorts, Inc. REIT	542	8,054
Getty Realty Corp. REIT	266	8,015
LTC Properties, Inc. REIT	230	7,946
Virtus Investment Partners, Inc.	36	7,941
Sandy Spring Bancorp, Inc.	234	7,888
WisdomTree, Inc.	742	7,791
Global Net Lease, Inc. REIT	1,067	7,789
S&T Bancorp, Inc.	203	7,759
Customers Bancorp, Inc.*	157	7,643
Veritex Holdings, Inc.	279	7,578
Hope Bancorp, Inc.	616	7,571
Nicolet Bankshares, Inc.	71	7,449
TriCo Bancshares	170	7,429
Stellar Bancorp, Inc.	261	7,399
Empire State Realty Trust, Inc. — Class A REIT	712	7,348
Live Oak Bancshares, Inc.	184	7,277
Westamerica BanCorp	137	7,187
Elme Communities REIT	468	7,146
Hilltop Holdings, Inc.	248	7,100
QCR Holdings, Inc.	87	7,016
Uniti Group, Inc. REIT*	1,270	6,985
Veris Residential, Inc. REIT	417	6,935
Alexander & Baldwin, Inc. REIT	387	6,865
Ladder Capital Corp. — Class A REIT	603	6,748
Terawulf, Inc.*	1,189	6,730
Apartment Investment and Management Co. — Class A REIT	740	6,727
Employers Holdings, Inc.	131	6,711
American Assets Trust, Inc. REIT	255	6,696
JBG SMITH Properties REIT	434	6,671
First Busey Corp.	283	6,670
Perella Weinberg Partners	275	6,556
Two Harbors Investment Corp. REIT	552	6,530
Berkshire Hills Bancorp, Inc.	228	6,482
Safety Insurance Group, Inc.	78	6,427
Apollo Commercial Real Estate Finance, Inc. REIT	737	6,382
UMH Properties, Inc. REIT	333	6,287
Pagseguro Digital Ltd. — Class A*	1,003	6,279
German American Bancorp, Inc.	152	6,113
Kennedy-Wilson Holdings, Inc.	605	6,044
Piedmont Office Realty Trust, Inc. — Class A REIT	656	6,002
Chimera Investment Corp. REIT	428	5,992
Encore Capital Group, Inc.*	125	5,971
Cannae Holdings, Inc.	299	5,938
Easterly Government Properties, Inc. REIT	516	5,862
Ready Capital Corp. REIT	859	5,858
NETSTREIT Corp. REIT	413	5,844
Peoples Bancorp, Inc.	184	5,831
PennyMac Mortgage Investment Trust REIT	462	5,817
Dime Community Bancshares, Inc.	188	5,778
1st Source Corp.	98	5,721
Preferred Bank/Los Angeles CA	66	5,701
First Bancshares, Inc.	162	5,670
MFA Financial, Inc. REIT	544	5,543
OceanFirst Financial Corp.	306	5,539
Brookline Bancorp, Inc.	469	5,534
Navient Corp.	412	5,475
Franklin BSP Realty Trust, Inc. REIT	436	5,467
Ellington Financial, Inc. REIT	439	5,321
Centerspace REIT	79	5,226
AMERISAFE, Inc.	101	5,206
Origin Bancorp, Inc.	156	5,193
Bank First Corp.	52	5,153

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 24.2% (continued)
Financial - 6.0% (continued)
HCI Group, Inc.	44	$5,127
Coastal Financial Corp.*	60	5,095
Safehold, Inc. REIT	275	5,082
Brandywine Realty Trust REIT	901	5,046
eXp World Holdings, Inc.	436	5,018
NexPoint Residential Trust, Inc. REIT	119	4,968
Enact Holdings, Inc.	153	4,954
Fidelis Insurance Holdings Ltd.	273	4,950
Dynex Capital, Inc. REIT	390	4,933
Redfin Corp.*	624	4,911
Southside Bancshares, Inc.	153	4,859
Paramount Group, Inc. REIT*	981	4,846
Byline Bancorp, Inc.	166	4,814
Premier Financial Corp.	188	4,807
ARMOUR Residential REIT, Inc.	254	4,790
Marcus & Millichap, Inc.	125	4,782
Tompkins Financial Corp.	68	4,612
Redwood Trust, Inc. REIT	700	4,571
Univest Financial Corp.	154	4,545
First Mid Bancshares, Inc.	122	4,492
Burke & Herbert Financial Services Corp.	72	4,490
ConnectOne Bancorp, Inc.	193	4,422
Heritage Financial Corp.	180	4,410
Community Trust Bancorp, Inc.	82	4,348
ProAssurance Corp.*	271	4,312
PRA Group, Inc.*	206	4,303
Cipher Mining, Inc.*	925	4,292
Central Pacific Financial Corp.	142	4,125
Old Second Bancorp, Inc.	232	4,125
F&G Annuities & Life, Inc.	99	4,103
Eagle Bancorp, Inc.	157	4,087
Hamilton Insurance Group Ltd. — Class B*	210	3,996
Capitol Federal Financial, Inc.	660	3,900
FTAI Infrastructure, Inc.	535	3,884
BrightSpire Capital, Inc. REIT	687	3,875
SITE Centers Corp. REIT	252	3,853
Summit Hotel Properties, Inc. REIT	558	3,822
Acadian Asset Management, Inc.	144	3,793
Plymouth Industrial REIT, Inc.	213	3,791
Hanmi Financial Corp.	160	3,779
First Community Bankshares, Inc.	90	3,748
NB Bancorp, Inc.*	207	3,738
Dave, Inc.*	43	3,737
Mercantile Bank Corp.	84	3,737
Whitestone REIT — Class B	263	3,727
Horizon Bancorp, Inc.	230	3,705
Independent Bank Corp.	106	3,692
CrossFirst Bankshares, Inc.*	241	3,651
Orrstown Financial Services, Inc.	99	3,624
International Money Express, Inc.*	169	3,520
Merchants Bancorp	96	3,501
Gladstone Commercial Corp. REIT	214	3,475
Armada Hoffler Properties, Inc. REIT	337	3,448
Patria Investments Ltd. — Class A	296	3,443
CBL & Associates Properties, Inc. REIT	116	3,412
Brookfield Business Corp. — Class A	138	3,348
Root, Inc. — Class A*	46	3,339
Northeast Bank	36	3,302
TrustCo Bank Corporation NY	99	3,298
Amerant Bancorp, Inc.	147	3,294
Camden National Corp.	77	3,291
Business First Bancshares, Inc.	128	3,290
Metropolitan Bank Holding Corp.*	56	3,270
Equity Bancshares, Inc. — Class A	76	3,224
United Fire Group, Inc.	112	3,186
Amalgamated Financial Corp.	95	3,180
KKR Real Estate Finance Trust, Inc. REIT	313	3,161
Metrocity Bankshares, Inc.	98	3,131
Republic Bancorp, Inc. — Class A	44	3,074
Esquire Financial Holdings, Inc.	38	3,021
Heritage Commerce Corp.	317	2,973
Ambac Financial Group, Inc.*	232	2,935
Southern Missouri Bancorp, Inc.	51	2,926
New York Mortgage Trust, Inc. REIT	482	2,921
Orchid Island Capital, Inc. REIT[1]	370	2,879
Peapack-Gladstone Financial Corp.	89	2,852
Hippo Holdings, Inc.*	106	2,838
Washington Trust Bancorp, Inc.	90	2,822
First Financial Corp.	61	2,818
Tiptree, Inc. — Class A	134	2,795
Community Healthcare Trust, Inc. REIT	145	2,785
GCM Grosvenor, Inc. — Class A	226	2,773
Farmers National Banc Corp.	194	2,759
Farmland Partners, Inc. REIT	234	2,752
Great Southern Bancorp, Inc.	46	2,746
P10, Inc. — Class A	217	2,736
CNB Financial Corp.	110	2,735
TPG RE Finance Trust, Inc. REIT	317	2,694
Five Star Bancorp	89	2,678
Capital City Bank Group, Inc.	73	2,675
Diversified Healthcare Trust REIT	1,161	2,670
Midland States Bancorp, Inc.	109	2,660
Selectquote, Inc.*	713	2,652
SmartFinancial, Inc.	85	2,633
Universal Insurance Holdings, Inc.	125	2,633
HomeTrust Bancshares, Inc.	78	2,627
Shore Bancshares, Inc.	163	2,584
Universal Health Realty Income Trust REIT	68	2,530
Peoples Financial Services Corp.	49	2,508
Arrow Financial Corp.	87	2,498
Global Medical REIT, Inc.	323	2,494
NerdWallet, Inc. — Class A*	187	2,487
NET Lease Office Properties REIT	79	2,466
Bar Harbor Bankshares	79	2,416

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 24.2% (continued)
Financial - 6.0% (continued)
HarborOne Bancorp, Inc.	204	$2,413
Northfield Bancorp, Inc.	203	2,359
Real Brokerage, Inc.*	507	2,332
Mid Penn Bancorp, Inc.	80	2,307
Columbia Financial, Inc.*	145	2,292
Chatham Lodging Trust REIT	256	2,291
Alerus Financial Corp.	119	2,290
One Liberty Properties, Inc. REIT	84	2,288
Service Properties Trust REIT	877	2,228
Financial Institutions, Inc.	81	2,210
Hudson Pacific Properties, Inc. REIT*	727	2,203
Alexander's, Inc. REIT	11	2,201
South Plains Financial, Inc.	63	2,189
Northrim BanCorp, Inc.	28	2,182
FRP Holdings, Inc.*	71	2,175
Saul Centers, Inc. REIT	56	2,173
Diamond Hill Investment Group, Inc.	14	2,171
CTO Realty Growth, Inc. REIT	109	2,148
Peakstone Realty Trust REIT	194	2,148
California BanCorp*	129	2,134
Carter Bankshares, Inc.*	121	2,128
MidWestOne Financial Group, Inc.	72	2,097
Enterprise Bancorp, Inc.	53	2,096
Flushing Financial Corp.	146	2,085
Claros Mortgage Trust, Inc.*	459	2,075
First Foundation, Inc.	334	2,074
Invesco Mortgage Capital, Inc. REIT	256	2,061
Kearny Financial Corp.	291	2,060
Greenlight Capital Re Ltd. — Class A*	147	2,058
LendingTree, Inc.*	53	2,054
Third Coast Bancshares, Inc.*	60	2,037
Hingham Institution For Savings	8	2,033
World Acceptance Corp.*	18	2,024
Farmers & Merchants Bancorp Incorporated/Archbold OH	68	2,003
Bank of Marin Bancorp	84	1,997
Sierra Bancorp	69	1,995
First Business Financial Services, Inc.	42	1,944
Gladstone Land Corp. REIT	179	1,942
Investors Title Co.	8	1,894
Bit Digital, Inc.*	637	1,866
West BanCorp, Inc.	86	1,862
RBB Bancorp	87	1,783
ACNB Corp.	44	1,753
Community West Bancshares	90	1,743
Civista Bancshares, Inc.	82	1,725
American Coastal Insurance Corp.	128	1,723
Anywhere Real Estate, Inc.*	522	1,723
Home Bancorp, Inc.	37	1,710
RMR Group, Inc. — Class A	82	1,692
Ares Commercial Real Estate Corp. REIT	284	1,673
Unity Bancorp, Inc.	38	1,657
Southern First Bancshares, Inc.*	41	1,630
Atlanticus Holdings Corp.*	29	1,618
Northeast Community Bancorp, Inc.	65	1,590
NewtekOne, Inc.	124	1,583
First Bank/Hamilton NJ	112	1,576
ChoiceOne Financial Services, Inc.	44	1,568
First Bancorp, Inc.	57	1,559
First Internet Bancorp	43	1,548
MBIA, Inc.	237	1,531
Citizens Financial Services, Inc.	24	1,519
Postal Realty Trust, Inc. — Class A REIT	116	1,514
BayCom Corp.	56	1,503
Orange County Bancorp, Inc.	27	1,500
Regional Management Corp.	44	1,495
HBT Financial, Inc.	68	1,489
Legacy Housing Corp.*	60	1,481
Heritage Insurance Holdings, Inc.*	122	1,476
Citizens & Northern Corp.	79	1,469
Southern States Bancshares, Inc.	44	1,466
Guaranty Bancshares, Inc.	42	1,453
FS Bancorp, Inc.	35	1,437
Bridgewater Bancshares, Inc.*	106	1,432
Colony Bankcorp, Inc.	88	1,420
Chicago Atlantic Real Estate Finance, Inc. REIT	91	1,403
Capital Bancorp, Inc.	49	1,396
Plumas Bancorp	29	1,371
John Marshall Bancorp, Inc.	67	1,345
Ponce Financial Group, Inc.*	103	1,339
First of Long Island Corp.	114	1,332
Red River Bancshares, Inc.	24	1,296
Donegal Group, Inc. — Class A	82	1,269
Industrial Logistics Properties Trust REIT	347	1,267
MVB Financial Corp.	61	1,263
Primis Financial Corp.	108	1,259
Timberland Bancorp, Inc.	40	1,220
Fidelity D&D Bancorp, Inc.	25	1,220
PCB Bancorp	58	1,174
Waterstone Financial, Inc.	86	1,156
Parke Bancorp, Inc.	56	1,149
City Office REIT, Inc.	207	1,143
Bowhead Specialty Holdings, Inc.*	32	1,137
Alpine Income Property Trust, Inc. REIT	67	1,125
HomeStreet, Inc.*	97	1,108
FVCBankcorp, Inc.*	88	1,106
Orion Office REIT, Inc.	298	1,106
Middlefield Banc Corp.	39	1,094
BRT Apartments Corp. REIT	60	1,082
Investar Holding Corp.	49	1,076
NexPoint Diversified Real Estate Trust REIT	175	1,067
Norwood Financial Corp.	39	1,061
Bankwell Financial Group, Inc.	34	1,059
Oak Valley Bancorp	36	1,053
Braemar Hotels & Resorts, Inc. REIT	350	1,050
Blue Foundry Bancorp*	107	1,050
Onity Group, Inc.*	34	1,044
LCNB Corp.	68	1,029
Greene County Bancorp, Inc.	37	1,026

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 24.2% (continued)
Financial - 6.0% (continued)
AG Mortgage Investment Trust, Inc. REIT	153	$1,017
RE/MAX Holdings, Inc. — Class A*	95	1,014
USCB Financial Holdings, Inc.	56	994
Bank7 Corp.	21	980
Virginia National Bankshares Corp.	25	955
Franklin Street Properties Corp. REIT	519	950
Provident Bancorp, Inc.*	83	946
Velocity Financial, Inc.*	48	939
Silvercrest Asset Management Group, Inc. — Class A	51	938
Crawford & Co. — Class A	81	936
BCB Bancorp, Inc.	79	935
Medallion Financial Corp.	98	920
Princeton Bancorp, Inc.	26	895
National Bankshares, Inc.	31	890
Seven Hills Realty Trust REIT	68	889
LINKBANCORP, Inc.	118	883
Maui Land & Pineapple Company, Inc.*	40	879
ESSA Bancorp, Inc.	45	877
First Western Financial, Inc.*	43	841
Chemung Financial Corp.	17	830
First Financial Northwest, Inc.	37	803
AlTi Global, Inc.*	182	803
Maiden Holdings Ltd.*	468	791
James River Group Holdings Ltd.	159	774
Ames National Corp.	47	772
OppFi, Inc.	99	758
Advanced Flower Capital, Inc. REIT	90	750
Granite Point Mortgage Trust, Inc. REIT	268	748
Peoples Bancorp of North Carolina, Inc.	23	719
Sky Harbour Group Corp.*	60	716
Pioneer Bancorp, Inc.*	62	714
Nexpoint Real Estate Finance, Inc. REIT	43	675
Star Holdings*	69	671
NI Holdings, Inc.*	41	644
Stratus Properties, Inc.*	30	623
Angel Oak Mortgage REIT, Inc.	63	585
Forge Global Holdings, Inc.*	612	570
Kingsway Financial Services, Inc.*	68	569
Sterling Bancorp, Inc.*	113	538
Paysign, Inc.*	175	528
B Riley Financial, Inc.*	109	500
Consumer Portfolio Services, Inc.*	44	478
Sunrise Realty Trust, Inc. REIT	30	422
Strawberry Fields REIT, Inc.	31	327
GoHealth, Inc. — Class A*	24	321
Clipper Realty, Inc. REIT	63	289
SWK Holdings Corp.*	17	270
Transcontinental Realty Investors, Inc.*	7	209
Offerpad Solutions, Inc.*	56	160
Roadzen, Inc.*	67	146
American Realty Investors, Inc.*	8	117
Total Financial		3,477,989
Consumer, Non-cyclical - 5.5%
Sprouts Farmers Market, Inc.*	534	67,855
Insmed, Inc.*	916	63,241
Vaxcyte, Inc.*	643	52,636
HealthEquity, Inc.*	450	43,177
Ensign Group, Inc.	295	39,194
Glaukos Corp.*	260	38,984
REVOLUTION Medicines, Inc.*	884	38,666
Lantheus Holdings, Inc.*	366	32,742
Halozyme Therapeutics, Inc.*	663	31,698
Merit Medical Systems, Inc.*	304	29,403
Blueprint Medicines Corp.*	335	29,219
Madrigal Pharmaceuticals, Inc.*	93	28,697
Cytokinetics, Inc.*	608	28,600
Herc Holdings, Inc.	150	28,400
Primo Brands Corp. — Class A	839	25,816
Alkermes plc*	856	24,619
RadNet, Inc.*	351	24,514
Crinetics Pharmaceuticals, Inc.*	466	23,827
Stride, Inc.*	226	23,488
Integer Holdings Corp.*	177	23,456
Cal-Maine Foods, Inc.	218	22,437
TG Therapeutics, Inc.*	742	22,334
Brink's Co.	236	21,894
Corcept Therapeutics, Inc.*	430	21,668
Verra Mobility Corp.*	876	21,182
Option Care Health, Inc.*	912	21,158
CBIZ, Inc.*	255	20,867
Haemonetics Corp.*	267	20,847
Krystal Biotech, Inc.*	132	20,679
Prestige Consumer Healthcare, Inc.*	263	20,538
ADMA Biologics, Inc.*	1,197	20,529
Bridgebio Pharma, Inc.*	747	20,498
Guardant Health, Inc.*	627	19,155
Simply Good Foods Co.*	485	18,905
Korn Ferry	276	18,616
GEO Group, Inc.*	659	18,439
PTC Therapeutics, Inc.*	405	18,282
PROCEPT BioRobotics Corp.*	225	18,117
Adtalem Global Education, Inc.*	199	18,079
Lancaster Colony Corp.	104	18,007
ICU Medical, Inc.*	114	17,689
Remitly Global, Inc.*	782	17,650
Arcellx, Inc.*	229	17,562
WD-40 Co.	72	17,473
ABM Industries, Inc.	336	17,197
Biohaven Ltd.*	456	17,032
Novocure Ltd.*	566	16,867
Avidity Biosciences, Inc.*	572	16,634
Axsome Therapeutics, Inc.*	195	16,499
Rhythm Pharmaceuticals, Inc.*	291	16,290
Veracyte, Inc.*	409	16,196
CorVel Corp.*	141	15,688
Alight, Inc. — Class A	2,231	15,439
TriNet Group, Inc.	170	15,431
Scholar Rock Holding Corp.*	356	15,386
Alarm.com Holdings, Inc.*	251	15,261
Payoneer Global, Inc.*	1,500	15,060
iRhythm Technologies, Inc.*	166	14,968
Graham Holdings Co. — Class B	17	14,823
Insperity, Inc.	191	14,804

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 24.2% (continued)
Consumer, Non-cyclical - 5.5% (continued)
Amicus Therapeutics, Inc.*	1,560	$14,695
Nuvalent, Inc. — Class A*	185	14,482
Twist Bioscience Corp.*	310	14,406
Inari Medical, Inc.*	281	14,345
Vericel Corp.*	261	14,332
Neogen Corp.*	1,160	14,082
Oscar Health, Inc. — Class A*	1,030	13,843
Denali Therapeutics, Inc.*	661	13,471
LivaNova plc*	290	13,430
Flywire Corp.*	642	13,238
SpringWorks Therapeutics, Inc.*	365	13,187
Patterson Companies, Inc.	419	12,930
Inter Parfums, Inc.	97	12,756
Laureate Education, Inc. — Class A*	693	12,675
CoreCivic, Inc.*	579	12,587
J & J Snack Foods Corp.	81	12,566
Tandem Diabetes Care, Inc.*	346	12,463
Catalyst Pharmaceuticals, Inc.*	594	12,397
StoneCo Ltd. — Class A*	1,522	12,130
Protagonist Therapeutics, Inc.*	311	12,005
Arrowhead Pharmaceuticals, Inc.*	635	11,938
EVERTEC, Inc.	343	11,844
ICF International, Inc.	99	11,802
ACADIA Pharmaceuticals, Inc.*	636	11,671
Addus HomeCare Corp.*	93	11,658
Concentra Group Holdings Parent, Inc.	585	11,571
Huron Consulting Group, Inc.*	93	11,556
Ideaya Biosciences, Inc.*	441	11,334
CONMED Corp.	164	11,224
NeoGenomics, Inc.*	678	11,173
Strategic Education, Inc.	118	11,024
Geron Corp.*	3,091	10,942
Select Medical Holdings Corp.	576	10,858
Tarsus Pharmaceuticals, Inc.*	196	10,853
Omnicell, Inc.*	243	10,818
TransMedics Group, Inc.*	171	10,662
LiveRamp Holdings, Inc.*	351	10,660
Edgewise Therapeutics, Inc.*	386	10,306
Dyne Therapeutics, Inc.*	429	10,107
Beam Therapeutics, Inc.*	406	10,069
Akero Therapeutics, Inc.*	360	10,015
LeMaitre Vascular, Inc.	108	9,951
Agios Pharmaceuticals, Inc.*	300	9,858
Ligand Pharmaceuticals, Inc. — Class B*	92	9,858
Iovance Biotherapeutics, Inc.*	1,314	9,724
Supernus Pharmaceuticals, Inc.*	267	9,655
Kymera Therapeutics, Inc.*	236	9,494
Marqeta, Inc. — Class A*	2,475	9,380
UFP Technologies, Inc.*	38	9,291
Perdoceo Education Corp.	348	9,212
Chefs' Warehouse, Inc.*	186	9,173
PROG Holdings, Inc.	217	9,170
Central Garden & Pet Co. — Class A*	277	9,155
Apogee Therapeutics, Inc.*	201	9,105
MannKind Corp.*	1,408	9,053
Recursion Pharmaceuticals, Inc. — Class A*,1	1,323	8,943
Dynavax Technologies Corp.*	700	8,939
TreeHouse Foods, Inc.*	251	8,818
Mirum Pharmaceuticals, Inc.*	211	8,725
Edgewell Personal Care Co.	258	8,669
Celldex Therapeutics, Inc.*	343	8,668
Surgery Partners, Inc.*	408	8,637
Vera Therapeutics, Inc.*	203	8,585
United Natural Foods, Inc.*	312	8,521
Upbound Group, Inc.	285	8,313
BioCryst Pharmaceuticals, Inc.*	1,098	8,257
Teladoc Health, Inc.*	906	8,235
Summit Therapeutics, Inc.*	461	8,227
John Wiley & Sons, Inc. — Class A	188	8,217
Integra LifeSciences Holdings Corp.*	360	8,165
Janux Therapeutics, Inc.*	149	7,977
Arcutis Biotherapeutics, Inc.*	566	7,884
Vita Coco Company, Inc.*	209	7,714
AtriCure, Inc.*	252	7,701
Immunovant, Inc.*	309	7,654
Amphastar Pharmaceuticals, Inc.*	205	7,612
Progyny, Inc.*	420	7,245
Helen of Troy Ltd.*	121	7,240
CG oncology, Inc.*	252	7,227
Astrana Health, Inc.*	229	7,220
National Healthcare Corp.	66	7,099
US Physical Therapy, Inc.	80	7,097
Praxis Precision Medicines, Inc.*	92	7,080
Ocular Therapeutix, Inc.*	827	7,063
Xencor, Inc.*	307	7,055
Andersons, Inc.	174	7,051
Universal Corp.	128	7,020
Travere Therapeutics, Inc.*	390	6,794
Amneal Pharmaceuticals, Inc.*	846	6,700
Disc Medicine, Inc.*	105	6,657
Vital Farms, Inc.*	176	6,633
RxSight, Inc.*	191	6,567
Arvinas, Inc.*	342	6,556
CRA International, Inc.	35	6,552
Cimpress plc*	91	6,527
Myriad Genetics, Inc.*	475	6,512
Aurinia Pharmaceuticals, Inc.*	714	6,412
Inmode Ltd.*	383	6,396
STAAR Surgical Co.*	263	6,388
Embecta Corp.	308	6,360
WK Kellogg Co.	349	6,278
Ardelyx, Inc.*	1,236	6,267
Nurix Therapeutics, Inc.*	330	6,217
Coursera, Inc.*	731	6,214
MiMedx Group, Inc.*	630	6,061
Viridian Therapeutics, Inc.*	316	6,058
Artivion, Inc.*	211	6,033
Fresh Del Monte Produce, Inc.	180	5,978
First Advantage Corp.*	318	5,956
Barrett Business Services, Inc.	136	5,908
Intellia Therapeutics, Inc.*	506	5,900
Weis Markets, Inc.	87	5,892
Pediatrix Medical Group, Inc.*	449	5,891
Novavax, Inc.*	732	5,885
Syndax Pharmaceuticals, Inc.*	437	5,777
CareDx, Inc.*	269	5,759
Quanex Building Products Corp.	235	5,696
Arlo Technologies, Inc.*	505	5,651

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 24.2% (continued)
Consumer, Non-cyclical - 5.5% (continued)
Kforce, Inc.	97	$5,500
Turning Point Brands, Inc.	91	5,469
LifeStance Health Group, Inc.*	741	5,461
Harrow, Inc.*	162	5,435
Utz Brands, Inc.	347	5,434
ANI Pharmaceuticals, Inc.*	98	5,417
Dole plc	399	5,402
Universal Technical Institute, Inc.*	210	5,399
Soleno Therapeutics, Inc.*	119	5,349
National Beverage Corp.	125	5,334
Deluxe Corp.	235	5,309
Owens & Minor, Inc.*	401	5,241
Avadel Pharmaceuticals plc*	491	5,160
AdaptHealth Corp.*	541	5,150
Driven Brands Holdings, Inc.*	319	5,149
Harmony Biosciences Holdings, Inc.*	149	5,127
Brookdale Senior Living, Inc. — Class A*	1,018	5,120
Legalzoom.com, Inc.*	680	5,107
Innoviva, Inc.*	294	5,101
Transcat, Inc.*	48	5,076
GeneDx Holdings Corp.*	66	5,073
Alphatec Holdings, Inc.*	545	5,003
BioLife Solutions, Inc.*	192	4,984
Ingles Markets, Inc. — Class A	77	4,962
BrightView Holdings, Inc.*	309	4,941
Collegium Pharmaceutical, Inc.*	171	4,899
BrightSpring Health Services, Inc.*	286	4,871
WaVe Life Sciences Ltd.*	389	4,812
AMN Healthcare Services, Inc.*	201	4,808
Heidrick & Struggles International, Inc.	107	4,741
Neumora Therapeutics, Inc.*	447	4,738
Pursuit Attractions and Hospitality, Inc.*	109	4,634
Pacira BioSciences, Inc.*	244	4,597
Healthcare Services Group, Inc.*	391	4,541
Krispy Kreme, Inc.	455	4,518
Rocket Pharmaceuticals, Inc.*	350	4,400
Matthews International Corp. — Class A	158	4,373
Arcus Biosciences, Inc.*	289	4,303
Anavex Life Sciences Corp.*,1	399	4,285
Spyre Therapeutics, Inc.*	184	4,284
Zymeworks, Inc.*	290	4,246
Enliven Therapeutics, Inc.*	187	4,207
Cytek Biosciences, Inc.*	645	4,186
John B Sanfilippo & Son, Inc.	48	4,181
Hackett Group, Inc.	134	4,117
Avid Bioservices, Inc.*	331	4,088
Pennant Group, Inc.*	152	4,031
ArriVent Biopharma, Inc.*	150	3,996
Pliant Therapeutics, Inc.*	303	3,991
Udemy, Inc.*	484	3,983
Kiniksa Pharmaceuticals International plc*	201	3,976
Moneylion, Inc.*	46	3,956
Monro, Inc.	159	3,943
Replimune Group, Inc.*	324	3,924
Avanos Medical, Inc.*	241	3,837
Cogent Biosciences, Inc.*	488	3,806
SunOpta, Inc.*	487	3,750
Axogen, Inc.*	225	3,708
Adaptive Biotechnologies Corp.*	616	3,693
Castle Biosciences, Inc.*	138	3,678
Mister Car Wash, Inc.*	498	3,630
Herbalife Ltd.*	534	3,572
Liquidia Corp.*	303	3,563
Repay Holdings Corp.*	461	3,517
Poseida Therapeutics, Inc.*	365	3,504
Day One Biopharmaceuticals, Inc.*	276	3,497
Vir Biotechnology, Inc.*	476	3,494
89bio, Inc.*	445	3,480
Kura Oncology, Inc.*	385	3,353
Cullinan Therapeutics, Inc.*	275	3,350
Ironwood Pharmaceuticals, Inc. — Class A*	752	3,331
Mission Produce, Inc.*	231	3,319
SpartanNash Co.	179	3,279
Evolus, Inc.*	294	3,246
Maravai LifeSciences Holdings, Inc. — Class A*	587	3,199
Orthofix Medical, Inc.*	182	3,178
Prothena Corporation plc*	226	3,130
agilon health, Inc.*	1,640	3,116
Cross Country Healthcare, Inc.*	171	3,105
SI-BONE, Inc.*	219	3,070
Sezzle, Inc.*	12	3,070
Green Dot Corp. — Class A*	286	3,043
Varex Imaging Corp.*	206	3,006
Honest Company, Inc.*	433	3,001
MGP Ingredients, Inc.	75	2,953
Cass Information Systems, Inc.	72	2,946
Omeros Corp.*	297	2,934
Hain Celestial Group, Inc.*	477	2,934
Paysafe Ltd.*	171	2,924
Carriage Services, Inc. — Class A	73	2,909
Immunome, Inc.*	273	2,899
Surmodics, Inc.*	73	2,891
Ennis, Inc.	135	2,847
B&G Foods, Inc.	413	2,846
Dianthus Therapeutics, Inc.*	127	2,769
ZipRecruiter, Inc. — Class A*	382	2,766
ARS Pharmaceuticals, Inc.*	262	2,764
Altimmune, Inc.*	378	2,725
PACS Group, Inc.*	205	2,688
Pacific Biosciences of California, Inc.*,1	1,454	2,661
ORIC Pharmaceuticals, Inc.*	327	2,639
Cargo Therapeutics, Inc.*	183	2,639
KinderCare Learning Companies, Inc.*	148	2,634
ACCO Brands Corp.	497	2,609
Annexon, Inc.*	506	2,596
Paragon 28, Inc.*	251	2,593
Willdan Group, Inc.*	68	2,590
Mind Medicine MindMed, Inc.*	370	2,575
Nuvation Bio, Inc.*	964	2,564
OPKO Health, Inc.*	1,732	2,546
Arbutus Biopharma Corp.*	777	2,541
Xeris Biopharma Holdings, Inc.*	745	2,526
Tourmaline Bio, Inc.*	123	2,494
Keros Therapeutics, Inc.*	157	2,485
Hertz Global Holdings, Inc.*	652	2,386

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 24.2% (continued)
Consumer, Non-cyclical - 5.5% (continued)
iRadimed Corp.	43	$2,365
Humacyte, Inc.*	467	2,358
Erasca, Inc.*	937	2,352
CorMedix, Inc.*	288	2,333
MaxCyte, Inc.*	556	2,313
Kelly Services, Inc. — Class A	165	2,300
DocGo, Inc.*	541	2,294
Phibro Animal Health Corp. — Class A	109	2,289
Calavo Growers, Inc.	89	2,269
Septerna, Inc.*	99	2,267
Entrada Therapeutics, Inc.*	131	2,265
Franklin Covey Co.*	60	2,255
Esperion Therapeutics, Inc.*,1	1,005	2,211
Lincoln Educational Services Corp.*	139	2,199
USANA Health Sciences, Inc.*	61	2,189
Astria Therapeutics, Inc.*	243	2,172
Tactile Systems Technology, Inc.*	126	2,158
Limoneira Co.	88	2,152
Verve Therapeutics, Inc.*	378	2,132
Bioventus, Inc. — Class A*	203	2,132
UroGen Pharma Ltd.*	200	2,130
Stoke Therapeutics, Inc.*	191	2,107
Nano-X Imaging Ltd.*,1	292	2,102
Akebia Therapeutics, Inc.*	1,106	2,101
Arcturus Therapeutics Holdings, Inc.*	122	2,070
Enhabit, Inc.*	265	2,070
OrthoPediatrics Corp.*	88	2,040
Fulgent Genetics, Inc.*	110	2,032
Aura Biosciences, Inc.*	247	2,030
Quanterix Corp.*	191	2,030
Relay Therapeutics, Inc.*	492	2,027
Zimvie, Inc.*	145	2,023
Community Health Systems, Inc.*	667	1,994
Natural Grocers by Vitamin Cottage, Inc.	50	1,986
Seneca Foods Corp. — Class A*	25	1,981
Central Garden & Pet Co.*	51	1,979
ImmunityBio, Inc.*	770	1,971
CompoSecure, Inc. — Class A	127	1,947
LENZ Therapeutics, Inc.	67	1,934
Treace Medical Concepts, Inc.*	259	1,927
Distribution Solutions Group, Inc.*	56	1,926
REGENXBIO, Inc.*	245	1,894
Savara, Inc.*	613	1,882
AngioDynamics, Inc.*	205	1,878
Mineralys Therapeutics, Inc.*	152	1,871
Theravance Biopharma, Inc.*	195	1,835
EyePoint Pharmaceuticals, Inc.*	245	1,825
Bicara Therapeutics, Inc.*	103	1,794
American Public Education, Inc.*	83	1,790
Tejon Ranch Co.*	111	1,765
Celcuity, Inc.*	134	1,754
Zevra Therapeutics, Inc.*	210	1,751
Avita Medical, Inc.*	136	1,741
OmniAb, Inc.*	491	1,738
Kodiak Sciences, Inc.*	173	1,721
Target Hospitality Corp.*	175	1,691
Pulse Biosciences, Inc.*	97	1,689
Revance Therapeutics, Inc.*	553	1,681
Spire Global, Inc.*	119	1,674
Capricor Therapeutics, Inc.*	119	1,642
Terns Pharmaceuticals, Inc.*	290	1,607
Taysha Gene Therapies, Inc.*	915	1,583
Sage Therapeutics, Inc.*	290	1,575
Rigel Pharmaceuticals, Inc.*	93	1,564
Fulcrum Therapeutics, Inc.*	330	1,551
Y-mAbs Therapeutics, Inc.*	197	1,543
KalVista Pharmaceuticals, Inc.*	181	1,533
Tyra Biosciences, Inc.*	108	1,501
4D Molecular Therapeutics, Inc.*	268	1,493
Monte Rosa Therapeutics, Inc.*	215	1,492
Resources Connection, Inc.	174	1,484
SIGA Technologies, Inc.	246	1,478
Cerus Corp.*	959	1,477
Village Super Market, Inc. — Class A	46	1,467
Viemed Healthcare, Inc.*	182	1,460
Allogene Therapeutics, Inc.*	682	1,453
Vanda Pharmaceuticals, Inc.*	303	1,451
Quantum-Si, Inc.*	532	1,436
Phathom Pharmaceuticals, Inc.*	176	1,429
National Research Corp. — Class A	80	1,411
Aquestive Therapeutics, Inc.*	395	1,406
ChromaDex Corp.*	263	1,395
Mama's Creations, Inc.*	175	1,393
Voyager Therapeutics, Inc.*	245	1,389
OraSure Technologies, Inc.*	384	1,386
Atea Pharmaceuticals, Inc.*	410	1,374
Pulmonx Corp.*	201	1,365
AnaptysBio, Inc.*	103	1,364
Semler Scientific, Inc.*	25	1,350
Accolade, Inc.*	388	1,327
Aldeyra Therapeutics, Inc.*	265	1,322
Blade Air Mobility, Inc.*	308	1,309
TrueBlue, Inc.*	155	1,302
Trevi Therapeutics, Inc.*	314	1,294
Jasper Therapeutics, Inc.*	60	1,283
Olaplex Holdings, Inc.*	737	1,275
Aveanna Healthcare Holdings, Inc.*	278	1,270
Custom Truck One Source, Inc.*	263	1,265
Neurogene, Inc.*	55	1,257
Olema Pharmaceuticals, Inc.*	215	1,253
Organogenesis Holdings, Inc.*	384	1,229
ACELYRIN, Inc.*	388	1,218
Korro Bio, Inc.*	32	1,218
Sera Prognostics, Inc. — Class A*	149	1,213
MeiraGTx Holdings plc*	197	1,200
Beyond Meat, Inc.*	318	1,196
European Wax Center, Inc. — Class A*	177	1,181
Nathan's Famous, Inc.	15	1,179
Cadiz, Inc.*	224	1,165
Westrock Coffee Co.*	180	1,155
Inogen, Inc.*	126	1,156
Anika Therapeutics, Inc.*	70	1,152

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 24.2% (continued)
Consumer, Non-cyclical - 5.5% (continued)
Priority Technology Holdings, Inc.*	98	$1,152
Sana Biotechnology, Inc.*	703	1,146
Quad/Graphics, Inc.	164	1,143
Performant Healthcare, Inc.*	376	1,136
C4 Therapeutics, Inc.*	315	1,134
XOMA Royalty Corp.*	43	1,130
Absci Corp.*	425	1,114
Ardent Health Partners, Inc.*	65	1,110
iTeos Therapeutics, Inc.*	141	1,083
Third Harmonic Bio, Inc.*	105	1,080
MacroGenics, Inc.*	327	1,063
Ocugen, Inc.*	1,313	1,057
Utah Medical Products, Inc.	17	1,045
Design Therapeutics, Inc.*	167	1,030
Accuray, Inc.*	513	1,016
Medifast, Inc.*	57	1,004
Verastem, Inc.*	191	987
Alico, Inc.	38	985
Nature's Sunshine Products, Inc.*	67	982
Forrester Research, Inc.*	62	972
Inhibrx Biosciences, Inc.*	62	955
Heron Therapeutics, Inc.*,1	624	955
Alta Equipment Group, Inc.	143	935
Zentalis Pharmaceuticals, Inc.*	304	921
Perspective Therapeutics, Inc.*	287	916
Cardiff Oncology, Inc.*	210	911
Candel Therapeutics, Inc.*	105	911
CVRx, Inc.*	71	900
InfuSystem Holdings, Inc.*	106	896
Lifecore Biomedical, Inc.*	120	892
BRC, Inc. — Class A*	281	891
Biote Corp. — Class A*	143	884
Nektar Therapeutics*	949	883
Prime Medicine, Inc.*	301	879
Fate Therapeutics, Inc.*	532	878
Acacia Research Corp.*	201	872
Rapport Therapeutics, Inc.*	49	869
Larimar Therapeutics, Inc.*	224	867
Mersana Therapeutics, Inc.*	603	862
ADC Therapeutics S.A.*	432	860
Chegg, Inc.*	529	852
Lexeo Therapeutics, Inc.*	125	823
ProKidney Corp.*	486	821
NeuroPace, Inc.*	73	817
Coherus Biosciences, Inc.*	591	816
Alector, Inc.*	429	811
Sutro Biopharma, Inc.*	435	800
Fennec Pharmaceuticals, Inc.*	125	790
Compass Therapeutics, Inc.*	542	786
Tango Therapeutics, Inc.*	254	785
CPI Card Group, Inc.*	26	777
Inozyme Pharma, Inc.*	278	770
2seventy bio, Inc.*	260	764
MediWound Ltd.*	42	748
Artiva Biotherapeutics, Inc.*	74	746
Precigen, Inc.*	664	744
Sanara Medtech, Inc.*	22	730
Nevro Corp.*	195	725
Ventyx Biosciences, Inc.*	323	707
Nkarta, Inc.*	281	700
ModivCare, Inc.*	59	699
Caribou Biosciences, Inc.*	437	695
SoundThinking, Inc.*	53	692
HF Foods Group, Inc.*	214	687
Puma Biotechnology, Inc.*	224	683
Quipt Home Medical Corp.*	220	671
Stereotaxis, Inc.*	294	670
X4 Pharmaceuticals, Inc.*	893	655
Zynex, Inc.*	81	649
Achieve Life Sciences, Inc.*	183	644
Corbus Pharmaceuticals Holdings, Inc.*	54	637
Atossa Therapeutics, Inc.*	672	634
Foghorn Therapeutics, Inc.*	134	632
Information Services Group, Inc.	189	631
Beauty Health Co.*	396	630
TScan Therapeutics, Inc.*	204	620
Joint Corp.*	58	616
Enanta Pharmaceuticals, Inc.*	107	615
Cartesian Therapeutics, Inc.*	34	609
Lifeway Foods, Inc.*	24	595
Biomea Fusion, Inc.*	147	570
Editas Medicine, Inc.*	441	560
Alumis, Inc.*	70	550
Lyell Immunopharma, Inc.*	854	547
Cabaletta Bio, Inc.*	236	536
Regulus Therapeutics, Inc.*	336	531
Waldencast plc — Class A*	132	530
Adverum Biotechnologies, Inc.*	111	518
Ispire Technology, Inc.*	102	513
Cassava Sciences, Inc.*,1	216	510
Orchestra BioMed Holdings, Inc.*	124	496
IGM Biosciences, Inc.*	81	495
Solid Biosciences, Inc.*	121	484
Alto Neuroscience, Inc.*	114	482
scPharmaceuticals, Inc.*	134	474
Zura Bio Ltd.*	184	460
Harvard Bioscience, Inc.*	217	458
Veru, Inc.*	702	457
Black Diamond Therapeutics, Inc.*	211	452
Lexicon Pharmaceuticals, Inc.*	610	451
Gyre Therapeutics, Inc.*	37	448
Applied Therapeutics, Inc.*	511	438
Nautilus Biotechnology, Inc.*	259	435
Tenaya Therapeutics, Inc.*	293	419
XBiotech, Inc.*	106	419
Bluebird Bio, Inc.*,1	50	417
HireQuest, Inc.	29	411
Pyxis Oncology, Inc.*	260	406
Innovage Holding Corp.*	101	397
Lineage Cell Therapeutics, Inc.*	785	394
Sonida Senior Living, Inc.*	17	392
Emerald Holding, Inc.	81	390
Acumen Pharmaceuticals, Inc.*	223	384
Acrivon Therapeutics, Inc.*	63	379
Contineum Therapeutics, Inc. — Class A*	25	366
AirSculpt Technologies, Inc.*,1	70	363
DLH Holdings Corp.*	45	361
Greenwich Lifesciences, Inc.*	32	359
HilleVax, Inc.*	168	348
FiscalNote Holdings, Inc.*	321	343
Inmune Bio, Inc.*	72	336
Akoya Biosciences, Inc.*	141	323

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 24.2% (continued)
Consumer, Non-cyclical - 5.5% (continued)
PepGen, Inc.*	83	$315
Agenus, Inc.*	111	304
ALX Oncology Holdings, Inc.*	182	304
Forafric Global plc*	29	297
Ovid therapeutics, Inc.*	313	292
Fibrobiologics, Inc.*	145	290
Kyverna Therapeutics, Inc.*	76	284
Climb Bio, Inc.*	156	281
Generation Bio Co.*	263	279
Skye Bioscience, Inc.*	90	255
Inovio Pharmaceuticals, Inc.*	138	253
Shattuck Labs, Inc.*	208	252
Century Therapeutics, Inc.*	249	251
RAPT Therapeutics, Inc.*	159	251
Werewolf Therapeutics, Inc.*	162	240
Cibus, Inc.*	77	214
Actinium Pharmaceuticals, Inc.*	161	203
Aerovate Therapeutics, Inc.*	72	191
Invivyd, Inc.*	422	187
Renovaro, Inc.*	221	185
Elevation Oncology, Inc.*	275	155
Fractyl Health, Inc.*	69	142
Galectin Therapeutics, Inc.*	108	139
Outlook Therapeutics, Inc.*	67	127
Tevogen Bio Holdings, Inc.*	119	123
MarketWise, Inc.	208	118
Q32 Bio, Inc.*	32	110
Scilex Holding Co.*	243	104
Metagenomi, Inc.*	28	101
Prelude Therapeutics, Inc.*	70	89
Telomir Pharmaceuticals, Inc.*	21	87
Boundless Bio, Inc.*	28	81
Verrica Pharmaceuticals, Inc.*	101	71
CervoMed, Inc.*	29	68
Lyra Therapeutics, Inc.*	257	53
Conduit Pharmaceuticals, Inc.*	102	7
Ligand Pharmaceuticals, Inc.*,†††	23	–
Ligand Pharmaceuticals, Inc.*,†††	23	–
Total Consumer, Non-cyclical		3,226,603
Industrial - 4.0%
Applied Industrial Technologies, Inc.	204	48,852
Mueller Industries, Inc.	594	47,140
Rocket Lab USA, Inc.*	1,844	46,967
Fluor Corp.*	906	44,684
Chart Industries, Inc.*	228	43,512
Fabrinet*	193	42,437
UFP Industries, Inc.	322	36,273
Casella Waste Systems, Inc. — Class A*	329	34,811
SPX Technologies, Inc.*	239	34,779
Badger Meter, Inc.	156	33,091
Summit Materials, Inc. — Class A*	644	32,586
Modine Manufacturing Co.*	275	31,881
John Bean Technologies Corp.	250	31,775
CSW Industrials, Inc.	88	31,046
Knife River Corp.*	302	30,695
Moog, Inc. — Class A	151	29,723
Watts Water Technologies, Inc. — Class A	146	29,682
Federal Signal Corp.	320	29,565
GATX Corp.	190	29,443
Novanta, Inc.*	191	29,179
Zurn Elkay Water Solutions Corp.	766	28,572
NEXTracker, Inc. — Class A*	767	28,018
Sterling Infrastructure, Inc.*	159	26,784
Dycom Industries, Inc.*	151	26,283
Itron, Inc.*	240	26,059
Arcosa, Inc.	258	24,959
Boise Cascade Co.	207	24,604
Belden, Inc.	216	24,324
Exponent, Inc.	269	23,968
Bloom Energy Corp. — Class A*	1,058	23,498
Franklin Electric Company, Inc.	241	23,486
Matson, Inc.	174	23,462
Advanced Energy Industries, Inc.	199	23,010
Plexus Corp.*	143	22,377
Frontdoor, Inc.*	409	22,360
Golar LNG Ltd.	526	22,260
Primoris Services Corp.	284	21,698
Sanmina Corp.*	286	21,642
Kadant, Inc.	62	21,389
AeroVironment, Inc.*	138	21,237
Kratos Defense & Security Solutions, Inc.*	787	20,761
Granite Construction, Inc.	234	20,524
Cactus, Inc. — Class A	349	20,368
RXO, Inc.*	847	20,192
Construction Partners, Inc. — Class A*	228	20,169
EnerSys	213	19,688
Enpro, Inc.	112	19,314
Mueller Water Products, Inc. — Class A	826	18,585
Mirion Technologies, Inc.*	1,056	18,427
ESCO Technologies, Inc.	138	18,383
Atmus Filtration Technologies, Inc.	445	17,435
Joby Aviation, Inc.*	2,093	17,016
Terex Corp.	354	16,362
Atkore, Inc.	190	15,855
Trinity Industries, Inc.	434	15,233
Griffon Corp.	200	14,254
Hub Group, Inc. — Class A	317	14,126
OSI Systems, Inc.*	84	14,064
Energizer Holdings, Inc.	382	13,328
TTM Technologies, Inc.*	537	13,291
Albany International Corp. — Class A	166	13,275
AZZ, Inc.	156	12,780
MYR Group, Inc.*	85	12,645
Leonardo DRS, Inc.*	391	12,633
Archer Aviation, Inc. — Class A*	1,241	12,100
Enerpac Tool Group Corp.	289	11,875
Werner Enterprises, Inc.	328	11,782
Scorpio Tankers, Inc.	236	11,727
Barnes Group, Inc.	247	11,673
ArcBest Corp.	125	11,665
Standex International Corp.	62	11,593
Mercury Systems, Inc.*	276	11,592
Hillenbrand, Inc.	373	11,481
AAR Corp.*	186	11,398
Vishay Intertechnology, Inc.	672	11,384

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 24.2% (continued)
Industrial - 4.0% (continued)
Powell Industries, Inc.	50	$11,082
Materion Corp.	109	10,778
Hillman Solutions Corp.*	1,045	10,178
Alamo Group, Inc.	54	10,039
Kennametal, Inc.	414	9,944
Greenbrier Companies, Inc.	163	9,941
Masterbrand, Inc.*	674	9,847
Xometry, Inc. — Class A*	226	9,641
Gibraltar Industries, Inc.*	163	9,601
Tecnoglass, Inc.	119	9,439
Knowles Corp.*	462	9,208
Argan, Inc.	66	9,044
O-I Glass, Inc.*	824	8,932
IES Holdings, Inc.*	44	8,842
Enovix Corp.*,1	800	8,696
Benchmark Electronics, Inc.	190	8,626
CTS Corp.	160	8,437
World Kinect Corp.	303	8,336
Apogee Enterprises, Inc.	116	8,284
Tennant Co.	101	8,235
Greif, Inc. — Class A	133	8,129
Helios Technologies, Inc.	177	7,901
International Seaways, Inc.	218	7,835
NuScale Power Corp.*	414	7,423
Triumph Group, Inc.*	390	7,277
Applied Optoelectronics, Inc.*	193	7,114
Lindsay Corp.	58	6,862
PureCycle Technologies, Inc.*,1	655	6,714
Worthington Enterprises, Inc.	167	6,698
DHT Holdings, Inc.	718	6,670
Napco Security Technologies, Inc.	187	6,650
American Woodmark Corp.*	83	6,601
SFL Corporation Ltd.	616	6,295
Air Transport Services Group, Inc.*	272	5,979
Vicor Corp.*	121	5,847
Golden Ocean Group Ltd.	647	5,797
NV5 Global, Inc.*	304	5,727
Ichor Holdings Ltd.*	176	5,671
Columbus McKinnon Corp.	151	5,623
Tutor Perini Corp.*	230	5,566
Janus International Group, Inc.*	754	5,542
Worthington Steel, Inc.	173	5,505
DXP Enterprises, Inc.*	66	5,453
TriMas Corp.	216	5,312
Proto Labs, Inc.*	134	5,238
Teekay Tankers Ltd. — Class A	128	5,093
Thermon Group Holdings, Inc.*	177	5,092
Marten Transport Ltd.	309	4,823
CECO Environmental Corp.*	156	4,716
Dorian LPG Ltd.	193	4,703
Limbach Holdings, Inc.*	54	4,619
Ducommun, Inc.*	72	4,584
American Superconductor Corp.*	186	4,581
Bel Fuse, Inc. — Class B	55	4,536
Cadre Holdings, Inc.	138	4,457
Energy Recovery, Inc.*	302	4,439
Forward Air Corp.*	133	4,289
Gorman-Rupp Co.	111	4,209
Astec Industries, Inc.	121	4,065
Great Lakes Dredge & Dock Corp.*	351	3,963
Pactiv Evergreen, Inc.	215	3,756
FLEX LNG Ltd.	162	3,716
JELD-WEN Holding, Inc.*	449	3,677
Aspen Aerogels, Inc.*	309	3,671
Mesa Laboratories, Inc.	27	3,560
Enviri Corp.*	421	3,242
Metallus, Inc.*	228	3,222
Montrose Environmental Group, Inc.*	169	3,135
Genco Shipping & Trading Ltd.	224	3,123
Willis Lease Finance Corp.	15	3,113
Hyster-Yale, Inc.	61	3,107
Sturm Ruger & Company, Inc.	87	3,077
LSI Industries, Inc.	151	2,933
Costamare, Inc.	228	2,930
Heartland Express, Inc.	248	2,783
National Presto Industries, Inc.	28	2,756
Evolv Technologies Holdings, Inc.*	697	2,753
Standard BioTools, Inc.*	1,568	2,744
Intuitive Machines, Inc.*,1	151	2,742
Nordic American Tankers Ltd.	1,084	2,710
Insteel Industries, Inc.	99	2,674
Ardmore Shipping Corp.	220	2,673
Byrna Technologies, Inc.*	92	2,650
Ryerson Holding Corp.	143	2,647
nLight, Inc.*	247	2,591
FARO Technologies, Inc.*	102	2,587
Clearwater Paper Corp.*	86	2,560
Northwest Pipe Co.*	51	2,461
Astronics Corp.*	154	2,458
Kimball Electronics, Inc.*	130	2,435
Smith & Wesson Brands, Inc.	239	2,415
Graham Corp.*	54	2,401
GrafTech International Ltd.*	1,376	2,380
Covenant Logistics Group, Inc. — Class A	43	2,344
Ardagh Metal Packaging S.A.[1]	768	2,312
ChargePoint Holdings, Inc.*,1	2,059	2,203
Myers Industries, Inc.	195	2,153
LSB Industries, Inc.*	283	2,148
Eastman Kodak Co.*	322	2,116
NVE Corp.	25	2,036
Teekay Corporation Ltd.	292	2,024
Redwire Corp.*	121	1,992
Allient, Inc.	77	1,869
Luxfer Holdings plc	142	1,859
CryoPort, Inc.*	231	1,797
Bowman Consulting Group Ltd.*	72	1,796
SmartRent, Inc.*	1,016	1,778
Greif, Inc. — Class B	26	1,764
Olympic Steel, Inc.	53	1,739
Manitowoc Company, Inc.*	183	1,671
Universal Logistics Holdings, Inc.	36	1,654
Ranpak Holdings Corp.*	228	1,569
Turtle Beach Corp.*	88	1,523
Latham Group, Inc.*	215	1,496
MicroVision, Inc.*	1,095	1,434
Park Aerospace Corp.	97	1,421
Pure Cycle Corp.*	110	1,395
Centuri Holdings, Inc.*	68	1,313
L B Foster Co. — Class A*	48	1,291
Radiant Logistics, Inc.*	189	1,266

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 24.2% (continued)
Industrial - 4.0% (continued)
Park-Ohio Holdings Corp.	46	$1,208
Net Power, Inc.*	113	1,197
Orion Group Holdings, Inc.*	157	1,151
Safe Bulkers, Inc.	321	1,146
AerSale Corp.*	178	1,121
Karat Packaging, Inc.	36	1,089
Tredegar Corp.*	141	1,083
Mayville Engineering Company, Inc.*	68	1,069
Smith-Midland Corp.*	24	1,067
Mistras Group, Inc.*	112	1,015
Gencor Industries, Inc.*	55	971
Arq, Inc.*	128	969
Stoneridge, Inc.*	145	909
Pangaea Logistics Solutions Ltd.	167	895
Perma-Fix Environmental Services, Inc.*	77	852
Concrete Pumping Holdings, Inc.*	127	846
LanzaTech Global, Inc.*	594	814
Bel Fuse, Inc. — Class A	9	811
NN, Inc.*	247	808
Omega Flex, Inc.	19	798
Himalaya Shipping Ltd.	158	768
Eastern Co.	28	743
Eve Holding, Inc.*	134	729
GoPro, Inc. — Class A*	665	725
Twin Disc, Inc.	59	693
Sight Sciences, Inc.*	189	688
Core Molding Technologies, Inc.*	40	662
Proficient Auto Logistics, Inc.*	80	646
Quest Resource Holding Corp.*	93	604
AMMO, Inc.*	477	525
PAMT CORP*	32	524
Virgin Galactic Holdings, Inc.*,1	89	523
Taylor Devices, Inc.*	12	499
Caesarstone Ltd.*	110	468
Ultralife Corp.*	53	395
VirTra, Inc.*	57	385
NL Industries, Inc.	45	350
908 Devices, Inc.*	126	277
374Water, Inc.*	347	237
Amprius Technologies, Inc.*	84	235
Southland Holdings, Inc.*	54	176
Bridger Aerospace Group Holdings, Inc.*	52	111
Solidion Technology, Inc.*	39	27
Total Industrial		2,314,271
Consumer, Cyclical - 2.6%
Abercrombie & Fitch Co. — Class A*	267	39,909
Beacon Roofing Supply, Inc.*	330	33,521
Taylor Morrison Home Corp. — Class A*	544	33,298
Aurora Innovation, Inc.*	4,961	31,254
Brinker International, Inc.*	234	30,956
Group 1 Automotive, Inc.	70	29,504
Meritage Homes Corp.	191	29,380
Shake Shack, Inc. — Class A*	202	26,220
Asbury Automotive Group, Inc.*	105	25,518
Champion Homes, Inc.*	285	25,109
Kontoor Brands, Inc.	293	25,025
Boot Barn Holdings, Inc.*	157	23,836
Six Flags Entertainment Corp.	493	23,758
KB Home	345	22,673
Installed Building Products, Inc.	127	22,257
FirstCash Holdings, Inc.	205	21,238
SkyWest, Inc.*	211	21,127
Academy Sports & Outdoors, Inc.	366	21,056
Cavco Industries, Inc.*	44	19,634
M/I Homes, Inc.*	142	18,879
Urban Outfitters, Inc.*	337	18,495
Cinemark Holdings, Inc.*	587	18,185
Signet Jewelers Ltd.	224	18,079
Resideo Technologies, Inc.*	776	17,887
GMS, Inc.*	210	17,814
Tri Pointe Homes, Inc.*	490	17,767
Dorman Products, Inc.*	137	17,748
Rush Enterprises, Inc. — Class A	323	17,697
Victoria's Secret & Co.*	417	17,272
Sweetgreen, Inc. — Class A*	525	16,832
Steven Madden Ltd.	385	16,370
American Eagle Outfitters, Inc.	944	15,736
Peloton Interactive, Inc. — Class A*	1,808	15,730
Hanesbrands, Inc.*	1,878	15,287
Hilton Grand Vacations, Inc.*	379	14,762
Patrick Industries, Inc.	172	14,290
UniFirst Corp.	80	13,687
LCI Industries	132	13,648
Goodyear Tire & Rubber Co.*	1,515	13,635
JetBlue Airways Corp.*	1,661	13,055
Visteon Corp.*	145	12,864
HNI Corp.	252	12,693
PriceSmart, Inc.	133	12,259
Cheesecake Factory, Inc.	257	12,192
Red Rock Resorts, Inc. — Class A	262	12,115
OPENLANE, Inc.*	571	11,329
Warby Parker, Inc. — Class A*	464	11,233
Century Communities, Inc.	149	10,931
Phinia, Inc.	222	10,694
International Game Technology plc	605	10,684
Acushnet Holdings Corp.	150	10,662
OneSpaWorld Holdings Ltd.	534	10,627
Atlanta Braves Holdings, Inc. — Class C*	267	10,216
LGI Homes, Inc.*	111	9,923
La-Z-Boy, Inc.	225	9,803
United Parks & Resorts, Inc.*	174	9,777
Foot Locker, Inc.*	444	9,661
Sonos, Inc.*	640	9,626
Wolverine World Wide, Inc.	422	9,368
Green Brick Partners, Inc.*	165	9,321
REV Group, Inc.	273	8,700
H&E Equipment Services, Inc.	172	8,421
MillerKnoll, Inc.	371	8,381
Buckle, Inc.	164	8,333
Dana, Inc.	694	8,023
Adient plc*	462	7,960
VSE Corp.	82	7,798
Allegiant Travel Co. — Class A*	82	7,718
Madison Square Garden Entertainment Corp.*	210	7,476

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 24.2% (continued)
Consumer, Cyclical - 2.6% (continued)
Interface, Inc. — Class A	305	$7,427
Sabre Corp.*	1,997	7,289
Papa John's International, Inc.	177	7,269
Winnebago Industries, Inc.	150	7,167
AMC Entertainment Holdings, Inc. — Class A*	1,789	7,120
Life Time Group Holdings, Inc.*	314	6,946
Fox Factory Holding Corp.*	225	6,811
G-III Apparel Group Ltd.*	208	6,785
Blue Bird Corp.*	171	6,606
Gentherm, Inc.*	164	6,548
Winmark Corp.	16	6,289
Camping World Holdings, Inc. — Class A	298	6,282
Cracker Barrel Old Country Store, Inc.	118	6,237
Oxford Industries, Inc.	79	6,224
Global Business Travel Group I*	667	6,190
ScanSource, Inc.*	127	6,026
Topgolf Callaway Brands Corp.*	754	5,926
IMAX Corp.*	228	5,837
Steelcase, Inc. — Class A	492	5,815
Sally Beauty Holdings, Inc.*	548	5,727
MRC Global, Inc.*	448	5,725
Everi Holdings, Inc.*	419	5,661
Rush Street Interactive, Inc.*	404	5,543
Monarch Casino & Resort, Inc.	68	5,365
XPEL, Inc.*	134	5,352
Dave & Buster's Entertainment, Inc.*	172	5,021
Bloomin' Brands, Inc.	410	5,006
Lions Gate Entertainment Corp. — Class B*	662	4,998
Super Group SGHC Ltd.	797	4,965
Sonic Automotive, Inc. — Class A	78	4,941
BlueLinx Holdings, Inc.*	43	4,393
National Vision Holdings, Inc.*	414	4,314
PC Connection, Inc.	62	4,295
Beazer Homes USA, Inc.*	155	4,256
Jack in the Box, Inc.	102	4,247
Caleres, Inc.	182	4,215
ODP Corp.*	174	3,957
Malibu Boats, Inc. — Class A*	104	3,909
Wabash National Corp.	228	3,906
Miller Industries, Inc.	59	3,856
American Axle & Manufacturing Holdings, Inc.*	611	3,562
BJ's Restaurants, Inc.*	101	3,549
indie Semiconductor, Inc. — Class A*	872	3,532
Hovnanian Enterprises, Inc. — Class A*	26	3,479
Dream Finders Homes, Inc. — Class A*	149	3,467
Standard Motor Products, Inc.	111	3,439
Ethan Allen Interiors, Inc.	121	3,401
MarineMax, Inc.*	115	3,329
Golden Entertainment, Inc.	105	3,318
Daktronics, Inc.*	194	3,271
Shoe Carnival, Inc.	95	3,143
Sun Country Airlines Holdings, Inc.*	210	3,062
Build-A-Bear Workshop, Inc. — Class A	66	3,039
First Watch Restaurant Group, Inc.*	161	2,996
Accel Entertainment, Inc.*	275	2,937
Douglas Dynamics, Inc.	121	2,859
Arko Corp.	428	2,821
Kura Sushi USA, Inc. — Class A*	31	2,808
Lions Gate Entertainment Corp. — Class A*	317	2,707
Portillo's, Inc. — Class A*	287	2,698
Marcus Corp.	124	2,666
Forestar Group, Inc.*	101	2,618
RCI Hospitality Holdings, Inc.	45	2,586
A-Mark Precious Metals, Inc.	94	2,576
Rush Enterprises, Inc. — Class B	47	2,559
Arhaus, Inc.	272	2,557
Xperi, Inc.*	242	2,485
Dine Brands Global, Inc.	81	2,438
Genesco, Inc.*	56	2,394
Clean Energy Fuels Corp.*	908	2,279
Bally's Corp.*	127	2,272
Lindblad Expeditions Holdings, Inc.*	191	2,265
Funko, Inc. — Class A*	166	2,223
Methode Electronics, Inc.	187	2,205
Atlanta Braves Holdings, Inc. — Class A*	54	2,203
EVgo, Inc.*	535	2,167
Leslie's, Inc.*	955	2,130
Shyft Group, Inc.	180	2,113
Hyliion Holdings Corp.*	742	1,936
Nu Skin Enterprises, Inc. — Class A	264	1,819
Titan International, Inc.*	267	1,813
Global Industrial Co.	72	1,785
Lovesac Co.*	75	1,774
Sleep Number Corp.*	115	1,753
Xponential Fitness, Inc. — Class A*	129	1,735
Haverty Furniture Companies, Inc.	77	1,714
Petco Health & Wellness Company, Inc.*	448	1,707
MasterCraft Boat Holdings, Inc.*	87	1,659
America's Car-Mart, Inc.*	32	1,640
Denny's Corp.*	268	1,621
Frontier Group Holdings, Inc.*	224	1,593
El Pollo Loco Holdings, Inc.*	137	1,581
Movado Group, Inc.	80	1,574
Zumiez, Inc.*	82	1,572
Titan Machinery, Inc.*	111	1,568
Solid Power, Inc.*	817	1,544
SES AI Corp.*	692	1,516
Potbelly Corp.*	146	1,375
Hudson Technologies, Inc.*	236	1,317
Flexsteel Industries, Inc.	24	1,304
Savers Value Village, Inc.*	124	1,271
Cooper-Standard Holdings, Inc.*	90	1,220
JAKKS Pacific, Inc.*	43	1,210
Weyco Group, Inc.	32	1,202
iRobot Corp.*	153	1,186
Designer Brands, Inc. — Class A	216	1,153

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 24.2% (continued)
Consumer, Cyclical - 2.6% (continued)
Superior Group of Companies, Inc.	69	$1,141
OneWater Marine, Inc. — Class A*	64	1,112
Webtoon Entertainment, Inc.*	80	1,087
Tile Shop Holdings, Inc.*	152	1,053
Biglari Holdings, Inc. — Class B*	4	1,017
Reservoir Media, Inc.*	104	941
Citi Trends, Inc.*	34	893
Rocky Brands, Inc.	38	866
Johnson Outdoors, Inc. — Class A	25	825
Landsea Homes Corp.*	96	815
Wheels Up Experience, Inc.*	477	787
Hooker Furnishings Corp.	56	785
J Jill, Inc.	28	773
Destination XL Group, Inc.*	285	767
Escalade, Inc.	53	757
Holley, Inc.*	248	749
Hamilton Beach Brands Holding Co. — Class A	44	740
Clarus Corp.	162	731
Blink Charging Co.*	511	710
Full House Resorts, Inc.*	174	710
Luminar Technologies, Inc.*	118	635
Virco Mfg. Corp.	59	605
Aeva Technologies, Inc.*	123	584
ThredUp, Inc. — Class A*	418	581
Vera Bradley, Inc.*	130	511
GrowGeneration Corp.*	297	502
Livewire Group, Inc.*	97	466
EVI Industries, Inc.	27	442
Commercial Vehicle Group, Inc.*	178	442
Traeger, Inc.*	184	440
Marine Products Corp.	47	431
Lifetime Brands, Inc.	66	390
Tilly's, Inc. — Class A*	79	336
ONE Group Hospitality, Inc.*	111	322
Torrid Holdings, Inc.*	54	282
Purple Innovation, Inc.*	302	235
CompX International, Inc.	8	209
United Homes Group, Inc.*	28	119
Canoo, Inc.*	16	22
Qurate Retail, Inc. — Class B*	5	14
Total Consumer, Cyclical		1,535,484
Technology - 2.4%
IonQ, Inc.*	1,055	44,067
ExlService Holdings, Inc.*	834	37,013
SPS Commerce, Inc.*	197	36,246
CommVault Systems, Inc.*	232	35,011
Altair Engineering, Inc. — Class A*	288	31,424
SoundHound AI, Inc. — Class A*	1,532	30,395
Rambus, Inc.*	567	29,972
Workiva, Inc.*	268	29,346
ACI Worldwide, Inc.*	561	29,122
Qualys, Inc.*	197	27,623
Varonis Systems, Inc.*	586	26,036
Clearwater Analytics Holdings, Inc. — Class A*	946	26,034
Tenable Holdings, Inc.*	627	24,691
Maximus, Inc.	320	23,888
Semtech Corp.*	386	23,874
Box, Inc. — Class A*	749	23,668
Insight Enterprises, Inc.*	144	21,902
SiTime Corp.*	99	21,239
Silicon Laboratories, Inc.*	170	21,117
C3.ai, Inc. — Class A*	588	20,245
ASGN, Inc.*	230	19,168
BlackLine, Inc.*	307	18,653
Power Integrations, Inc.	301	18,572
Intapp, Inc.*	284	18,202
FormFactor, Inc.*	412	18,128
Freshworks, Inc. — Class A*	1,099	17,771
Impinj, Inc.*	122	17,722
Zeta Global Holdings Corp. — Class A*	950	17,090
ACV Auctions, Inc. — Class A*	787	16,999
Synaptics, Inc.*	210	16,027
Blackbaud, Inc.*	215	15,893
Agilysys, Inc.*	120	15,805
Vertex, Inc. — Class A*	289	15,418
Diodes, Inc.*	242	14,924
Progress Software Corp.	226	14,724
Braze, Inc. — Class A*	350	14,658
Ambarella, Inc.*	201	14,621
Rapid7, Inc.*	329	13,236
Kulicke & Soffa Industries, Inc.	282	13,158
NCR Atleos Corp.*	384	13,025
PAR Technology Corp.*	178	12,935
Clear Secure, Inc. — Class A	467	12,441
Axcelis Technologies, Inc.*	173	12,088
DigitalOcean Holdings, Inc.*	349	11,890
AvePoint, Inc.*	676	11,161
Rigetti Computing, Inc.*	730	11,140
WNS Holdings Ltd.*	228	10,805
NCR Voyix Corp.*	773	10,698
Privia Health Group, Inc.*	542	10,596
AvidXchange Holdings, Inc.*	924	9,554
Alkami Technology, Inc.*	257	9,427
Verint Systems, Inc.*	325	8,921
Asana, Inc. — Class A*	432	8,757
PagerDuty, Inc.*	476	8,692
Donnelley Financial Solutions, Inc.*	137	8,594
Ultra Clean Holdings, Inc.*	235	8,448
Waystar Holding Corp.*	229	8,404
MaxLinear, Inc. — Class A*	424	8,387
Sprout Social, Inc. — Class A*	266	8,169
Adeia, Inc.	578	8,080
CSG Systems International, Inc.	157	8,024
NetScout Systems, Inc.*	368	7,971
Veeco Instruments, Inc.*	295	7,906
Photronics, Inc.*	328	7,728
Phreesia, Inc.*	294	7,397
Zuora, Inc. — Class A*	742	7,361
Appian Corp. — Class A*	214	7,058
Evolent Health, Inc. — Class A*	614	6,908
Grid Dynamics Holdings, Inc.*	304	6,761
Matterport, Inc.*	1,411	6,688
Cohu, Inc.*	246	6,568
Fastly, Inc. — Class A*	685	6,466
NextNav, Inc.*	398	6,193
Pitney Bowes, Inc.	855	6,190
Jamf Holding Corp.*	435	6,112
Alignment Healthcare, Inc.*	532	5,985
Diebold Nixdorf, Inc.*	134	5,767
Digi International, Inc.*	190	5,744

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 24.2% (continued)
Technology - 2.4% (continued)
Schrodinger Incorporated/United States*	296	$5,710
Innodata, Inc.*	144	5,691
Ibotta, Inc. — Class A*	83	5,402
PROS Holdings, Inc.*	243	5,336
Penguin Solutions, Inc.*	277	5,316
Xerox Holdings Corp.	618	5,210
Blend Labs, Inc. — Class A*	1,223	5,149
Vimeo, Inc.*	772	4,941
Alpha & Omega Semiconductor Ltd.*	125	4,629
Planet Labs PBC*	1,136	4,589
PDF Solutions, Inc.*	165	4,468
Sapiens International Corporation N.V.	164	4,407
Amplitude, Inc. — Class A*	407	4,294
Olo, Inc. — Class A*	557	4,278
SolarWinds Corp.	289	4,118
ACM Research, Inc. — Class A*	271	4,092
Integral Ad Science Holding Corp.*	386	4,030
Daily Journal Corp.*	7	3,976
CEVA, Inc.*	124	3,912
D-Wave Quantum, Inc.*	449	3,772
OneSpan, Inc.	201	3,727
N-able, Inc.*	380	3,549
Yext, Inc.*	558	3,549
Conduent, Inc.*	841	3,398
Weave Communications, Inc.*	211	3,359
PubMatic, Inc. — Class A*	222	3,261
Digimarc Corp.*	81	3,033
V2X, Inc.*	62	2,965
Cantaloupe, Inc.*	310	2,948
E2open Parent Holdings, Inc.*	1,088	2,894
I3 Verticals, Inc. — Class A*	122	2,811
MeridianLink, Inc.*	136	2,808
Climb Global Solutions, Inc.	22	2,788
Ouster, Inc.*	228	2,786
Mitek Systems, Inc.*	243	2,705
Enfusion, Inc. — Class A*	260	2,678
Aehr Test Systems*	148	2,461
BigBear.ai Holdings, Inc.*	542	2,412
Navitas Semiconductor Corp.*	671	2,395
PlayAGS, Inc.*	204	2,352
Simulations Plus, Inc.	84	2,343
GigaCloud Technology, Inc. — Class A*,1	126	2,334
SEMrush Holdings, Inc. — Class A*	195	2,317
BigCommerce Holdings, Inc.*	376	2,301
Consensus Cloud Solutions, Inc.*	96	2,291
Bandwidth, Inc. — Class A*	133	2,264
3D Systems Corp.*	677	2,221
Health Catalyst, Inc.*	314	2,220
Unisys Corp.*	350	2,215
Red Violet, Inc.	59	2,136
Porch Group, Inc.*	414	2,037
Talkspace, Inc.*	654	2,021
SkyWater Technology, Inc.*	145	2,001
Logility Supply Chain Solutions, Inc. — Class A	167	1,850
8x8, Inc.*	680	1,816
Pagaya Technologies Ltd. — Class A*,1	191	1,774
Cerence, Inc.*	219	1,719
Corsair Gaming, Inc.*	238	1,573
Viant Technology, Inc. — Class A*	81	1,538
Arteris, Inc.*	149	1,518
Vishay Precision Group, Inc.*	64	1,502
Outbrain, Inc.*	208	1,493
Cricut, Inc. — Class A	250	1,425
Immersion Corp.	163	1,423
ReposiTrak, Inc.[1]	62	1,372
Domo, Inc. — Class B*	182	1,289
EverCommerce, Inc.*	112	1,233
Asure Software, Inc.*	129	1,214
Definitive Healthcare Corp.*	283	1,163
Kaltura, Inc.*	513	1,129
Life360, Inc.*	26	1,073
Inspired Entertainment, Inc.*	117	1,059
Telos Corp.*	293	1,002
IBEX Holdings Ltd.*	45	967
ON24, Inc.*	147	950
Richardson Electronics Ltd.	65	912
Playstudios, Inc.*	468	870
Digital Turbine, Inc.*	510	862
QuickLogic Corp.*	73	825
Rackspace Technology, Inc.*	357	789
CS Disco, Inc.*	155	773
Rimini Street, Inc.*	282	753
Everspin Technologies, Inc.*	105	671
WM Technology, Inc.*	448	618
Rekor Systems, Inc.*	392	612
eGain Corp.*	93	579
TTEC Holdings, Inc.*	104	519
Golden Matrix Group, Inc.*	107	212
Airship AI Holdings, Inc.*	28	175
System1, Inc.*	126	113
GCT Semiconductor Holding, Inc.*	40	93
Total Technology		1,429,079
Energy - 1.2%
CNX Resources Corp.*	776	28,456
ChampionX Corp.	1,014	27,571
SM Energy Co.	608	23,566
Murphy Oil Corp.	763	23,088
Noble Corporation plc	734	23,048
Archrock, Inc.	887	22,077
Magnolia Oil & Gas Corp. — Class A	921	21,533
Northern Oil & Gas, Inc.	527	19,583
California Resources Corp.	367	19,044
Patterson-UTI Energy, Inc.	2,069	17,090
Liberty Energy, Inc. — Class A	842	16,747
CONSOL Energy, Inc.	156	16,642
Helmerich & Payne, Inc.	514	16,458
Warrior Met Coal, Inc.	276	14,970
Transocean Ltd.*	3,877	14,539
Valaris Ltd.*	328	14,511
Seadrill Ltd.*	365	14,209
Tidewater, Inc.*	259	14,170
PBF Energy, Inc. — Class A	533	14,151
Peabody Energy Corp.	673	14,093
Oceaneering International, Inc.*	537	14,005
Arch Resources, Inc.	93	13,133

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 24.2% (continued)
Energy - 1.2% (continued)
Gulfport Energy Corp.*	69	$12,710
Crescent Energy Co. — Class A1	864	12,623
Alpha Metallurgical Resources, Inc.*	58	11,607
Kinetik Holdings, Inc. — Class A	203	11,512
Sunrun, Inc.*	1,162	10,748
Comstock Resources, Inc.*	491	8,946
Kosmos Energy Ltd.*	2,487	8,506
Plug Power, Inc.*,1	3,885	8,275
Sitio Royalties Corp. — Class A	429	8,228
Atlas Energy Solutions, Inc.	361	8,007
Talos Energy, Inc.*	771	7,486
DNOW, Inc.*	561	7,299
Helix Energy Solutions Group, Inc.*	766	7,139
Kodiak Gas Services, Inc.	173	7,064
Select Water Solutions, Inc. — Class A	485	6,421
Expro Group Holdings N.V.*	503	6,272
Delek US Holdings, Inc.	337	6,235
Sable Offshore Corp.*	268	6,137
Fluence Energy, Inc.*	324	5,145
Shoals Technologies Group, Inc. — Class A*	892	4,933
Borr Drilling Ltd.[1]	1,260	4,914
Array Technologies, Inc.*	812	4,904
SunCoke Energy, Inc.	445	4,762
NextDecade Corp.*	615	4,742
Par Pacific Holdings, Inc.*	289	4,737
Vital Energy, Inc.*	152	4,700
Bristow Group, Inc.*	131	4,493
Core Laboratories, Inc.	250	4,327
ProPetro Holding Corp.*	462	4,310
Diversified Energy Company plc	250	4,200
Solaris Energy Infrastructure, Inc. — Class A	134	3,857
REX American Resources Corp.*	82	3,419
CVR Energy, Inc.*	182	3,411
Aris Water Solutions, Inc. — Class A	142	3,401
NPK International, Inc.*	442	3,390
Vitesse Energy, Inc.	133	3,325
Green Plains, Inc.*	339	3,214
Nabors Industries Ltd.*	49	2,801
Excelerate Energy, Inc. — Class A	91	2,753
RPC, Inc.	452	2,685
Innovex International, Inc.*	182	2,543
VAALCO Energy, Inc.	554	2,421
TETRA Technologies, Inc.*	667	2,388
SandRidge Energy, Inc.	171	2,002
Sunnova Energy International, Inc.*	577	1,979
Riley Exploration Permian, Inc.	60	1,915
Granite Ridge Resources, Inc.	280	1,809
Matrix Service Co.*	141	1,688
Berry Corp.	407	1,681
Oil States International, Inc.*	321	1,624
Hallador Energy Co.*	135	1,546
Freyr Battery, Inc.*	596	1,538
Natural Gas Services Group, Inc.*	57	1,528
Ramaco Resources, Inc. — Class A	139	1,426
Montauk Renewables, Inc.*	351	1,397
Ranger Energy Services, Inc. — Class A	83	1,285
Energy Vault Holdings, Inc.*	549	1,252
Amplify Energy Corp.*	208	1,248
ASP Isotopes, Inc.*	267	1,209
HighPeak Energy, Inc.[1]	77	1,132
Ring Energy, Inc.*	788	1,072
Forum Energy Technologies, Inc.*	62	960
ProFrac Holding Corp. — Class A*,1	118	916
PrimeEnergy Resources Corp.*	4	878
W&T Offshore, Inc.	524	870
SEACOR Marine Holdings, Inc.*	130	853
Evolution Petroleum Corp.	163	853
FuelCell Energy, Inc.*,1	85	768
DMC Global, Inc.*	104	764
FutureFuel Corp.	139	735
NACCO Industries, Inc. — Class A	22	656
Geospace Technologies Corp.*	65	651
Empire Petroleum Corp.*	79	600
Aemetis, Inc.*	193	519
Stem, Inc.*	807	487
TPI Composites, Inc.*,1	245	463
Mammoth Energy Services, Inc.*	129	387
Ramaco Resources, Inc. — Class B	29	288
Drilling Tools International Corp.*	62	203
Prairie Operating Co.*	22	152
Verde Clean Fuels, Inc.*	17	69
SolarMax Technology, Inc.*	22	36
Total Energy		693,113
Communications - 1.0%
Credo Technology Group Holding Ltd.*	744	50,004
Q2 Holdings, Inc.*	313	31,503
Lumen Technologies, Inc.*	5,369	28,509
InterDigital, Inc.	134	25,959
Hims & Hers Health, Inc.*	1,009	24,398
Cogent Communications Holdings, Inc.	234	18,034
Telephone & Data Systems, Inc.	524	17,874
Cargurus, Inc.*	461	16,845
TEGNA, Inc.	880	16,095
AST SpaceMobile, Inc.*	712	15,023
EchoStar Corp. — Class A*	647	14,816
Yelp, Inc. — Class A*	344	13,313
Ziff Davis, Inc.*	234	12,716
Viavi Solutions, Inc.*	1,171	11,827
Extreme Networks, Inc.*	666	11,149
Calix, Inc.*	316	11,019
Cable One, Inc.	30	10,864
Upwork, Inc.*	662	10,824
Magnite, Inc.*	669	10,650
ePlus, Inc.*	140	10,343
DigitalBridge Group, Inc.	845	9,532
Globalstar, Inc.*	3,878	8,027
Applied Digital Corp.*	1,018	7,778
Harmonic, Inc.*	587	7,766
Infinera Corp.*,1	1,076	7,069

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 24.2% (continued)
Communications - 1.0% (continued)
A10 Networks, Inc.	377	$6,937
Revolve Group, Inc.*	204	6,832
QuinStreet, Inc.*	280	6,460
Despegar.com Corp.*	327	6,295
Cars.com, Inc.*	350	6,065
CommScope Holding Company, Inc.*	1,121	5,840
Sphere Entertainment Co.*	143	5,766
RealReal, Inc.*	520	5,684
Viasat, Inc.*	658	5,600
Opendoor Technologies, Inc.*	3,292	5,267
Sprinklr, Inc. — Class A*	619	5,231
Liberty Latin America Ltd. — Class C*	689	4,368
Figs, Inc. — Class A*	691	4,277
Bumble, Inc. — Class A*	511	4,160
HealthStream, Inc.	130	4,134
NETGEAR, Inc.*	148	4,125
Shutterstock, Inc.	129	3,915
IDT Corp. — Class B	82	3,897
Gannett Company, Inc.*	755	3,820
Liquidity Services, Inc.*	114	3,681
ADTRAN Holdings, Inc.*	419	3,490
Powerfleet Incorporated NJ*	502	3,343
Shenandoah Telecommunications Co.	259	3,266
Couchbase, Inc.*	209	3,258
Open Lending Corp. — Class A*	543	3,242
Stagwell, Inc.*	457	3,007
Gogo, Inc.*	344	2,783
TechTarget, Inc.*	139	2,755
Sinclair, Inc.	170	2,744
EverQuote, Inc. — Class A*	133	2,659
Scholastic Corp.	123	2,624
Clear Channel Outdoor Holdings, Inc.*	1,875	2,569
National CineMedia, Inc.*	370	2,457
Thryv Holdings, Inc.*	163	2,412
Grindr, Inc.*	131	2,337
Nextdoor Holdings, Inc.*	916	2,171
Ribbon Communications, Inc.*	487	2,026
Stitch Fix, Inc. — Class A*	461	1,987
Clearfield, Inc.*	64	1,984
fuboTV, Inc.*	1,518	1,913
Vivid Seats, Inc. — Class A*,1	410	1,898
Ooma, Inc.*	133	1,870
Boston Omaha Corp. — Class A*	131	1,857
MediaAlpha, Inc. — Class A*	159	1,795
Innovid Corp.*	568	1,755
AMC Networks, Inc. — Class A*	170	1,683
Preformed Line Products Co.	13	1,661
Anterix, Inc.*	54	1,656
Advantage Solutions, Inc.*	563	1,644
Spok Holdings, Inc.	97	1,557
Groupon, Inc.*	124	1,507
Gray Television, Inc.	455	1,433
Eventbrite, Inc. — Class A*	423	1,421
WideOpenWest, Inc.*	266	1,319
Gambling.com Group Ltd.*	92	1,295
Backblaze, Inc. — Class A*	212	1,276
BARK, Inc.*	690	1,270
Beyond, Inc.*	243	1,198
Getty Images Holdings, Inc.*	533	1,151
Aviat Networks, Inc.*	61	1,105
1-800-Flowers.com, Inc. — Class A*	135	1,103
iHeartMedia, Inc. — Class A*	551	1,091
Liberty Latin America Ltd. — Class A*	167	1,062
Lands' End, Inc.*	75	985
LifeMD, Inc.*	187	926
ATN International, Inc.	55	925
Cardlytics, Inc.*	216	801
Entravision Communications Corp. — Class A	327	768
EW Scripps Co. — Class A*	326	721
Tucows, Inc. — Class A*	42	720
BlackSky Technology, Inc.*	60	647
Townsquare Media, Inc. — Class A	70	636
Nerdy, Inc.*	385	624
LiveOne, Inc.*	398	585
AudioEye, Inc.*	38	578
1stdibs.com, Inc.*	135	478
RumbleON, Inc. — Class B*	85	462
OptimizeRx Corp.*	93	452
Vacasa, Inc. — Class A*	50	245
Value Line, Inc.	4	211
Solo Brands, Inc. — Class A*	132	150
aka Brands Holding Corp.*	3	56
Total Communications		601,895
Basic Materials - 0.8%
Carpenter Technology Corp.	253	42,937
Commercial Metals Co.	606	30,058
Arcadium Lithium plc*	5,761	29,554
Balchem Corp.	172	28,035
Cabot Corp.	285	26,023
HB Fuller Co.	291	19,637
Avient Corp.	480	19,613
Sensient Technologies Corp.	224	15,962
Hecla Mining Co.	3,123	15,334
Innospec, Inc.	133	14,638
Sylvamo Corp.	185	14,619
Uranium Energy Corp.*	2,121	14,190
Minerals Technologies, Inc.	169	12,879
Hawkins, Inc.	103	12,635
Coeur Mining, Inc.*	2,100	12,012
Quaker Chemical Corp.	74	10,416
Rogers Corp.*	100	10,161
Perimeter Solutions, Inc.*	711	9,087
Ingevity Corp.*	194	7,905
SSR Mining, Inc.*	1,079	7,510
United States Lime & Minerals, Inc.	56	7,433
Stepan Co.	114	7,376
Constellium SE*	688	7,066
Tronox Holdings plc — Class A	632	6,364
Kaiser Aluminum Corp.	85	5,973
Century Aluminum Co.*	281	5,120
Centrus Energy Corp. — Class A*	76	5,062
Energy Fuels, Inc.*	983	5,043
Orion S.A.	306	4,832
Ecovyst, Inc.*	619	4,729
Novagold Resources, Inc.*	1,297	4,319
AdvanSix, Inc.	136	3,875
Koppers Holdings, Inc.	105	3,402
Ivanhoe Electric Incorporated / US*	444	3,352

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 24.2% (continued)
Basic Materials - 0.8% (continued)
Encore Energy Corp.*	965	$3,291
Mativ Holdings, Inc.	287	3,128
MAC Copper Ltd. — Class A*	286	3,037
Rayonier Advanced Materials, Inc.*	340	2,805
Oil-Dri Corporation of America	26	2,279
Perpetua Resources Corp.*	205	2,187
Radius Recycling, Inc. — Class A	140	2,131
Compass Minerals International, Inc.	184	2,070
Universal Stainless & Alloy Products, Inc.*	47	2,069
Ur-Energy, Inc.*	1,785	2,053
Codexis, Inc.*	354	1,689
Lifezone Metals Ltd.*	194	1,348
Lightwave Logic, Inc.*	638	1,340
Intrepid Potash, Inc.*	58	1,271
Kronos Worldwide, Inc.	116	1,131
Piedmont Lithium, Inc.*	96	839
Caledonia Mining Corporation plc	87	819
i-80 Gold Corp.*	1,683	816
Dakota Gold Corp.*	357	785
American Vanguard Corp.	134	620
Northern Technologies International Corp.	42	567
Contango ORE, Inc.*	54	541
Valhi, Inc.	13	304
Critical Metals Corp.*	39	265
Total Basic Materials		464,536
Utilities - 0.7%
Brookfield Infrastructure Corp. — Class A	638	25,526
New Jersey Resources Corp.	522	24,351
TXNM Energy, Inc.	479	23,553
Portland General Electric Co.	539	23,511
Southwest Gas Holdings, Inc.	324	22,910
Black Hills Corp.	365	21,360
ONE Gas, Inc.	299	20,706
Spire, Inc.	302	20,485
ALLETE, Inc.	309	20,023
Ormat Technologies, Inc.	281	19,029
MGE Energy, Inc.	194	18,228
Northwestern Energy Group, Inc.	328	17,535
Otter Tail Corp.	220	16,245
American States Water Co.	198	15,389
Avista Corp.	416	15,238
Chesapeake Utilities Corp.	118	14,319
California Water Service Group	311	14,098
SJW Group	175	8,613
Hawaiian Electric Industries, Inc.*	881	8,572
Northwest Natural Holding Co.	205	8,110
Middlesex Water Co.	94	4,947
Unitil Corp.	85	4,606
Ameresco, Inc. — Class A*	171	4,015
York Water Co.	76	2,487
Consolidated Water Company Ltd.	80	2,071
Altus Power, Inc.*	403	1,640
Genie Energy Ltd. — Class B	67	1,045
RGC Resources, Inc.	44	883
Global Water Resources, Inc.	61	701
Total Utilities		380,196
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	145	5,158
Total Common Stocks
(Cost $10,702,589)		14,128,324

WARRANTS† - 0.0%
Danimer Scientific, Inc.
Expiring 07/15/25*	1	–
Total Warrants
(Cost $–)		–

RIGHTS† - 0.0%
Consumer, Non-cyclical - 0.0%
Sanofi SA	160	–
Tobira Therapeutics, Inc. *,†††	80	–
Cartesian Therapeutics, Inc.	525	–
Oncternal Therapeutics, Inc.*,†††	2	–
Novartis AG †††	262	–
Total Consumer, Non-cyclical		–
Communications - 0.0%
RumbleON Inc.
Expires 11/25/25	71	–
Total Rights
(Cost $106)		–

EXCHANGE-TRADED FUNDS***,† - 0.9%
Vanguard Russell 2000 ETF	2,883	257,538
iShares Russell 2000 Index ETF[1]	1,164	257,198
Total Exchange-Traded Funds
(Cost $509,845)		514,736

	Face Amount~
U.S. TREASURY BILLS†† - 26.6%
U.S. Treasury Bills
4.19% due 01/21/25[2]	$10,000,000	9,977,592
4.52% due 01/09/25[2]	2,000,000	1,998,363
4.26% due 02/11/25[2]	2,000,000	1,990,703
4.21% due 01/16/25[2,3]	1,044,000	1,042,280
4.23% due 03/13/25[2,4]	500,000	495,936
4.22% due 03/13/25[2,4]	50,000	49,594
Total U.S. Treasury Bills
(Cost $15,552,558)		15,554,468

FEDERAL AGENCY DISCOUNT NOTES†† - 15.1%
Federal Home Loan Bank
4.26% due 01/23/25[2]	5,000,000	4,986,999
4.28% due 03/07/25[2]	1,385,000	1,374,506
Farmer Mac
4.25% due 01/17/25[2]	2,500,000	2,495,278
Total Federal Agency Discount Notes
(Cost $8,856,573)		8,856,783

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
FEDERAL AGENCY NOTES†† - 3.4%
Federal Home Loan Bank
4.41% (SOFR + 0.04%, Rate Floor: 0.00%) due 06/20/25◊	$2,000,000	$2,000,268
Total Federal Agency Notes
(Cost $2,000,000)		2,000,268

REPURCHASE AGREEMENTS††,5 - 40.1%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25[4]	13,115,647	13,115,647
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25[4]	10,309,430	10,309,430
Total Repurchase Agreements
(Cost $23,425,077)		23,425,077

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.4%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.41%[7]	260,154	260,154
Total Securities Lending Collateral
(Cost $260,154)		260,154
Total Investments - 110.7%
(Cost $61,306,902)		$64,739,810
Other Assets & Liabilities, net - (10.7)%		(6,274,557)
Total Net Assets - 100.0%		$58,465,253

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	86	Mar 2025	$9,672,850	$(53,741)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	Russell 2000 Index	Pay	5.12% (SOFR + 0.75%)	At Maturity	03/27/25	2,409	$5,372,537	$(2,861)
BNP Paribas	Russell 2000 Index	Pay	4.88% (Federal Funds Rate + 0.55%)	At Maturity	03/27/25	2,956	6,592,679	(3,329)
Goldman Sachs International	Russell 2000 Index	Pay	4.43% (Federal Funds Rate + 0.10%)	At Maturity	03/26/25	36,157	80,635,162	(1,502,368)
							$92,600,378	$(1,508,558)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at December 31, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	All or a portion of this security is on loan at December 31, 2024 — See Note 5.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2024.
[4]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2024.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of December 31, 2024.

plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$14,128,324		$—	$—	*	$14,128,324
Warrants	—	*	—	—		—
Rights	—	*	—	—	*	—
Exchange-Traded Funds	514,736		—	—		514,736
U.S. Treasury Bills	—		15,554,468	—		15,554,468
Federal Agency Discount Notes	—		8,856,783	—		8,856,783
Federal Agency Notes	—		2,000,268	—		2,000,268
Repurchase Agreements	—		23,425,077	—		23,425,077
Securities Lending Collateral	260,154		—	—		260,154
Total Assets	$14,903,214		$49,836,596	$—		$64,739,810

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$53,741	$—	$—	$53,741
Equity Index Swap Agreements**	—	1,508,558	—	1,508,558
Total Liabilities	$53,741	$1,508,558	$—	$1,562,299

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 80.7%
Technology - 25.4%
Apple, Inc.	79,279	$19,853,047
NVIDIA Corp.	128,653	17,276,811
Microsoft Corp.	38,994	16,435,971
Broadcom, Inc.	24,496	5,679,152
Salesforce, Inc.	5,014	1,676,331
Oracle Corp.	8,430	1,404,775
Accenture plc — Class A	3,277	1,152,816
ServiceNow, Inc.*	1,080	1,144,930
International Business Machines Corp.	4,850	1,066,175
Advanced Micro Devices, Inc.*	8,511	1,028,044
Adobe, Inc.*	2,309	1,026,766
Intuit, Inc.	1,470	923,895
Texas Instruments, Inc.	4,784	897,048
QUALCOMM, Inc.	5,827	895,144
Palantir Technologies, Inc. — Class A*	10,751	813,098
Applied Materials, Inc.	4,324	703,212
Fiserv, Inc.*	2,984	612,973
Analog Devices, Inc.	2,604	553,246
Micron Technology, Inc.	5,815	489,390
Lam Research Corp.	6,748	487,408
Intel Corp.*	22,621	453,551
KLA Corp.	702	442,344
Cadence Design Systems, Inc.*	1,438	432,061
Crowdstrike Holdings, Inc. — Class A*	1,221	417,777
Synopsys, Inc.*	806	391,200
Autodesk, Inc.*	1,128	333,403
Fortinet, Inc.*	3,337	315,280
Roper Technologies, Inc.	562	292,156
Workday, Inc. — Class A*	1,117	288,220
NXP Semiconductor N.V.	1,333	277,064
Fair Isaac Corp.*	128	254,839
MSCI, Inc. — Class A	411	246,604
Paychex, Inc.	1,680	235,570
Fidelity National Information Services, Inc.	2,824	228,095
Cognizant Technology Solutions Corp. — Class A	2,601	200,017
Gartner, Inc.*	405	196,210
Dell Technologies, Inc. — Class C	1,611	185,652
Electronic Arts, Inc.	1,252	183,168
HP, Inc.	5,055	164,945
Microchip Technology, Inc.	2,817	161,555
Take-Two Interactive Software, Inc.*	857	157,757
ANSYS, Inc.*	459	154,834
Monolithic Power Systems, Inc.	256	151,475
Hewlett Packard Enterprise Co.	6,811	145,415
ON Semiconductor Corp.*	2,233	140,791
Broadridge Financial Solutions, Inc.	613	138,593
Tyler Technologies, Inc.*	224	129,167
NetApp, Inc.	1,074	124,670
PTC, Inc.*	630	115,838
Western Digital Corp.*	1,813	108,109
Teradyne, Inc.	854	107,536
Zebra Technologies Corp. — Class A*	271	104,666
Leidos Holdings, Inc.	700	100,842
Seagate Technology Holdings plc	1,109	95,718
Super Micro Computer, Inc.*	2,641	80,498
Akamai Technologies, Inc.*	788	75,372
Skyworks Solutions, Inc.	838	74,314
EPAM Systems, Inc.*	297	69,444
Jack Henry & Associates, Inc.	383	67,140
Dayforce, Inc.*	827	60,073
Paycom Software, Inc.	255	52,267
Total Technology		82,074,462
Communications - 12.5%
Amazon.com, Inc.*	49,082	10,768,100
Meta Platforms, Inc. — Class A	11,434	6,694,721
Alphabet, Inc. — Class A	30,645	5,801,098
Alphabet, Inc. — Class C	24,961	4,753,573
Netflix, Inc.*	2,242	1,998,339
Cisco Systems, Inc.	20,906	1,237,635
Walt Disney Co.	9,498	1,057,602
Verizon Communications, Inc.	22,079	882,939
Booking Holdings, Inc.	174	864,505
AT&T, Inc.	37,632	856,881
Comcast Corp. — Class A	20,020	751,351
Uber Technologies, Inc.*	11,044	666,174
Palo Alto Networks, Inc.*	3,433	624,669
Arista Networks, Inc.*	5,418	598,851
T-Mobile US, Inc.	2,556	564,186
Motorola Solutions, Inc.	877	405,376
Airbnb, Inc. — Class A*	2,270	298,301
Corning, Inc.	4,042	192,076
Charter Communications, Inc. — Class A*	507	173,784
eBay, Inc.	2,512	155,618
GoDaddy, Inc. — Class A*	736	145,264
Warner Bros Discovery, Inc.*	11,708	123,754
CDW Corp.	699	121,654
Expedia Group, Inc.*	644	119,997
FactSet Research Systems, Inc.	199	95,576
VeriSign, Inc.*	433	89,614
Omnicom Group, Inc.	1,023	88,019
Gen Digital, Inc.	2,844	77,869
F5, Inc.*	305	76,698
Juniper Networks, Inc.	1,737	65,051
Fox Corp. — Class A	1,160	56,353
Interpublic Group of Companies, Inc.	1,954	54,751
News Corp. — Class A	1,987	54,722
Match Group, Inc.	1,317	43,079
Paramount Global — Class B1	3,120	32,635
Fox Corp. — Class B	692	31,652
News Corp. — Class B	587	17,862
Total Communications		40,640,329
Consumer, Non-cyclical - 12.4%
Eli Lilly & Co.	4,133	3,190,676
UnitedHealth Group, Inc.	4,827	2,441,786
Procter & Gamble Co.	12,352	2,070,813
Johnson & Johnson	12,628	1,826,261
AbbVie, Inc.	9,268	1,646,923
Merck & Company, Inc.	13,267	1,319,801
Coca-Cola Co.	20,334	1,265,995
PepsiCo, Inc.	7,196	1,094,224

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 80.7% (continued)
Consumer, Non-cyclical - 12.4% (continued)
Thermo Fisher Scientific, Inc.	2,006	$1,043,581
Abbott Laboratories	9,097	1,028,962
Philip Morris International, Inc.	8,155	981,454
Intuitive Surgical, Inc.*	1,868	975,021
S&P Global, Inc.	1,665	829,220
Pfizer, Inc.	29,722	788,525
Danaher Corp.	3,371	773,813
Amgen, Inc.	2,819	734,744
Boston Scientific Corp.*	7,730	690,444
Stryker Corp.	1,799	647,730
Automatic Data Processing, Inc.	2,137	625,564
Gilead Sciences, Inc.	6,536	603,730
Bristol-Myers Squibb Co.	10,637	601,629
Vertex Pharmaceuticals, Inc.*	1,351	544,048
Medtronic plc	6,726	537,273
Altria Group, Inc.	8,889	464,806
PayPal Holdings, Inc.*	5,258	448,770
Elevance Health, Inc.	1,216	448,582
Mondelez International, Inc. — Class A	7,013	418,886
Cigna Group	1,459	402,888
Regeneron Pharmaceuticals, Inc.*	552	393,206
Colgate-Palmolive Co.	4,285	389,549
Moody's Corp.	817	386,743
Zoetis, Inc.	2,366	385,492
McKesson Corp.	666	379,560
Becton Dickinson & Co.	1,516	343,935
Cintas Corp.	1,798	328,495
CVS Health Corp.	6,600	296,274
HCA Healthcare, Inc.	957	287,244
Quanta Services, Inc.	774	244,623
United Rentals, Inc.	344	242,327
Kimberly-Clark Corp.	1,749	229,189
Edwards Lifesciences Corp.*	3,093	228,975
Kenvue, Inc.	10,056	214,696
Kroger Co.	3,491	213,475
Cencora, Inc. — Class A	920	206,706
Corteva, Inc.	3,605	205,341
Verisk Analytics, Inc. — Class A	741	204,094
Agilent Technologies, Inc.	1,507	202,450
Sysco Corp.	2,576	196,961
Monster Beverage Corp.*	3,672	193,000
Keurig Dr Pepper, Inc.	5,905	189,669
GE HealthCare Technologies, Inc.	2,396	187,319
General Mills, Inc.	2,912	185,698
Constellation Brands, Inc. — Class A	819	180,999
IQVIA Holdings, Inc.*	904	177,645
IDEXX Laboratories, Inc.*	429	177,366
ResMed, Inc.	770	176,091
Equifax, Inc.	650	165,652
Centene Corp.*	2,648	160,416
Humana, Inc.	632	160,345
Dexcom, Inc.*	2,049	159,351
Cardinal Health, Inc.	1,269	150,085
Global Payments, Inc.	1,335	149,600
Kraft Heinz Co.	4,630	142,187
Church & Dwight Company, Inc.	1,285	134,552
Hershey Co.	775	131,246
Archer-Daniels-Midland Co.	2,508	126,704
West Pharmaceutical Services, Inc.[1]	380	124,473
Corpay, Inc.*	366	123,862
Biogen, Inc.*	764	116,831
Waters Corp.*	311	115,375
Kellanova	1,410	114,168
Zimmer Biomet Holdings, Inc.	1,044	110,278
STERIS plc	518	106,480
Clorox Co.	649	105,404
McCormick & Company, Inc.	1,323	100,866
Labcorp Holdings, Inc.	439	100,672
Insulet Corp.*	368	96,074
Cooper Companies, Inc.*	1,045	96,067
Estee Lauder Companies, Inc. — Class A	1,224	91,775
Quest Diagnostics, Inc.	585	88,253
Hologic, Inc.*	1,218	87,806
Molina Healthcare, Inc.*	300	87,315
Tyson Foods, Inc. — Class A	1,499	86,103
Avery Dennison Corp.	421	78,782
Baxter International, Inc.	2,678	78,090
Viatris, Inc.	6,260	77,937
Align Technology, Inc.*	368	76,732
Moderna, Inc.*	1,776	73,846
Revvity, Inc.	638	71,207
Conagra Brands, Inc.	2,503	69,458
Rollins, Inc.	1,473	68,274
J M Smucker Co.	558	61,447
Bio-Techne Corp.	833	60,001
Incyte Corp.*	839	57,950
Bunge Global S.A.	732	56,920
Universal Health Services, Inc. — Class B	308	55,261
Molson Coors Beverage Co. — Class B	916	52,505
Lamb Weston Holdings, Inc.	748	49,989
Charles River Laboratories International, Inc.*	268	49,473
Solventum Corp.*	725	47,893
Hormel Foods Corp.	1,524	47,808
Henry Schein, Inc.*	654	45,257
MarketAxess Holdings, Inc.	198	44,756
Teleflex, Inc.	244	43,427
The Campbell's Co.	1,030	43,136
Brown-Forman Corp. — Class B	955	36,271
DaVita, Inc.*	237	35,443
Total Consumer, Non-cyclical		40,107,074
Financial - 11.7%
Berkshire Hathaway, Inc. — Class B*	9,613	4,357,381
JPMorgan Chase & Co.	14,766	3,539,558
Visa, Inc. — Class A	9,064	2,864,587
Mastercard, Inc. — Class A	4,299	2,263,724
Bank of America Corp.	35,011	1,538,733
Wells Fargo & Co.	17,463	1,226,601
Goldman Sachs Group, Inc.	1,646	942,533
American Express Co.	2,919	866,330
Morgan Stanley	6,506	817,934
Blackrock, Inc.	764	783,184
Progressive Corp.	3,072	736,082

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 80.7% (continued)
Financial - 11.7% (continued)
Citigroup, Inc.	9,919	$698,198
Blackstone, Inc. — Class A	3,787	652,955
Charles Schwab Corp.	7,841	580,312
Marsh & McLennan Companies, Inc.	2,576	547,168
Chubb Ltd.	1,966	543,206
KKR & Company, Inc. — Class A	3,541	523,749
Prologis, Inc. REIT	4,858	513,491
Equinix, Inc. REIT	506	477,102
American Tower Corp. — Class A REIT	2,451	449,538
Intercontinental Exchange, Inc.	3,011	448,669
CME Group, Inc. — Class A	1,890	438,915
Aon plc — Class A	1,134	407,287
PNC Financial Services Group, Inc.	2,081	401,321
U.S. Bancorp	8,182	391,345
Welltower, Inc. REIT	3,103	391,071
Apollo Global Management, Inc.	2,344	387,135
Arthur J Gallagher & Co.	1,310	371,843
Capital One Financial Corp.	2,001	356,818
Truist Financial Corp.	6,963	302,055
Bank of New York Mellon Corp.	3,813	292,953
Digital Realty Trust, Inc. REIT	1,635	289,935
Travelers Companies, Inc.	1,191	286,900
Simon Property Group, Inc. REIT	1,609	277,086
Aflac, Inc.	2,622	271,220
Ameriprise Financial, Inc.	509	271,007
Allstate Corp.	1,389	267,785
MetLife, Inc.	3,051	249,816
Public Storage REIT	827	247,637
Realty Income Corp. REIT	4,590	245,152
American International Group, Inc.	3,272	238,202
Discover Financial Services	1,317	228,144
Prudential Financial, Inc.	1,867	221,295
CBRE Group, Inc. — Class A*	1,578	207,176
Crown Castle, Inc. REIT	2,279	206,842
Arch Capital Group Ltd.	1,965	181,468
Nasdaq, Inc.	2,170	167,763
Extra Space Storage, Inc. REIT	1,112	166,355
Hartford Financial Services Group, Inc.	1,520	166,288
Willis Towers Watson plc	528	165,391
AvalonBay Communities, Inc. REIT	745	163,878
M&T Bank Corp.	870	163,569
Iron Mountain, Inc. REIT	1,539	161,764
VICI Properties, Inc. REIT	5,529	161,502
CoStar Group, Inc.*	2,150	153,918
State Street Corp.	1,538	150,955
Raymond James Financial, Inc.	960	149,117
Fifth Third Bancorp	3,517	148,699
Synchrony Financial	2,042	132,730
T. Rowe Price Group, Inc.	1,165	131,750
Ventas, Inc. REIT	2,200	129,558
Equity Residential REIT	1,791	128,522
Brown & Brown, Inc.	1,245	127,015
Huntington Bancshares, Inc.	7,620	123,977
Cincinnati Financial Corp.	820	117,834
SBA Communications Corp. REIT	564	114,943
Regions Financial Corp.	4,767	112,120
Weyerhaeuser Co. REIT	3,811	107,280
Cboe Global Markets, Inc.	549	107,275
Northern Trust Corp.	1,040	106,600
Citizens Financial Group, Inc.	2,311	101,129
Essex Property Trust, Inc. REIT	337	96,193
Invitation Homes, Inc. REIT	2,988	95,526
Mid-America Apartment Communities, Inc. REIT	613	94,752
W R Berkley Corp.	1,579	92,403
KeyCorp	5,199	89,111
Principal Financial Group, Inc.	1,104	85,461
Kimco Realty Corp. REIT	3,535	82,825
Everest Group Ltd.	225	81,553
Loews Corp.	948	80,286
Alexandria Real Estate Equities, Inc. REIT	816	79,601
Healthpeak Properties, Inc. REIT	3,668	74,350
UDR, Inc. REIT	1,575	68,371
Camden Property Trust REIT	560	64,982
Host Hotels & Resorts, Inc. REIT	3,666	64,228
Regency Centers Corp. REIT	857	63,358
Assurant, Inc.	269	57,356
BXP, Inc. REIT	763	56,737
Erie Indemnity Co. — Class A	131	54,002
Globe Life, Inc.	440	49,069
Federal Realty Investment Trust REIT	401	44,892
Invesco Ltd.	2,357	41,200
Franklin Resources, Inc.	1,620	32,870
Total Financial		37,810,501
Consumer, Cyclical - 7.3%
Tesla, Inc.*	14,647	5,915,045
Costco Wholesale Corp.	2,324	2,129,412
Walmart, Inc.	22,766	2,056,908
Home Depot, Inc.	5,210	2,026,638
McDonald's Corp.	3,759	1,089,697
Lowe's Companies, Inc.	2,975	734,230
TJX Companies, Inc.	5,915	714,591
Starbucks Corp.	5,945	542,481
NIKE, Inc. — Class B	6,244	472,483
Chipotle Mexican Grill, Inc. — Class A*	7,147	430,964
O'Reilly Automotive, Inc.*	303	359,297
Marriott International, Inc. — Class A	1,210	337,517
Target Corp.	2,416	326,595
Hilton Worldwide Holdings, Inc.	1,279	316,118
General Motors Co.	5,767	307,208
Royal Caribbean Cruises Ltd.	1,297	299,205
PACCAR, Inc.	2,750	286,055
AutoZone, Inc.*	89	284,978
Copart, Inc.*	4,598	263,879
Ross Stores, Inc.	1,740	263,210
Cummins, Inc.	719	250,643
WW Grainger, Inc.	232	244,540
Lululemon Athletica, Inc.*	592	226,387
Fastenal Co.	3,005	216,090
DR Horton, Inc.	1,530	213,925

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 80.7% (continued)
Consumer, Cyclical - 7.3% (continued)
Delta Air Lines, Inc.	3,363	$203,461
Ford Motor Co.	20,473	202,683
Yum! Brands, Inc.	1,464	196,410
Lennar Corp. — Class A	1,252	170,735
United Airlines Holdings, Inc.*	1,725	167,497
Deckers Outdoor Corp.*	797	161,863
Tractor Supply Co.[1]	2,802	148,674
Carnival Corp.*	5,448	135,764
NVR, Inc.*	16	130,862
PulteGroup, Inc.	1,076	117,177
Darden Restaurants, Inc.	616	115,001
Ulta Beauty, Inc.*	247	107,428
Live Nation Entertainment, Inc.*	822	106,449
Southwest Airlines Co.	3,146	105,769
Las Vegas Sands Corp.	1,825	93,732
Best Buy Company, Inc.	1,025	87,945
Dollar General Corp.	1,153	87,420
Genuine Parts Co.	729	85,118
Tapestry, Inc.	1,222	79,833
Dollar Tree, Inc.*	1,060	79,436
Domino's Pizza, Inc.	181	75,977
Aptiv plc*	1,233	74,572
Pool Corp.	200	68,188
CarMax, Inc.*	813	66,471
Norwegian Cruise Line Holdings Ltd.*	2,306	59,333
LKQ Corp.	1,363	50,090
Ralph Lauren Corp. — Class A	211	48,737
Wynn Resorts Ltd.	485	41,788
MGM Resorts International*	1,187	41,129
Hasbro, Inc.	688	38,466
Caesars Entertainment, Inc.*	1,114	37,230
BorgWarner, Inc.	1,147	36,463
Walgreens Boots Alliance, Inc.	3,764	35,118
Total Consumer, Cyclical		23,564,915
Industrial - 5.7%
General Electric Co.	5,676	946,700
Caterpillar, Inc.	2,532	918,508
RTX Corp.	6,981	807,841
Honeywell International, Inc.	3,410	770,285
Union Pacific Corp.	3,180	725,167
Boeing Co.*	3,921	694,017
Eaton Corporation plc	2,073	687,966
Deere & Co.	1,335	565,640
Lockheed Martin Corp.	1,106	537,450
United Parcel Service, Inc. — Class B	3,836	483,720
GE Vernova, Inc.	1,446	475,633
Amphenol Corp. — Class A	6,323	439,132
Trane Technologies plc	1,180	435,833
Parker-Hannifin Corp.	675	429,320
Waste Management, Inc.	1,916	386,630
TransDigm Group, Inc.	295	373,848
Emerson Electric Co.	2,991	370,675
3M Co.	2,856	368,681
Illinois Tool Works, Inc.	1,409	357,266
General Dynamics Corp.	1,353	356,502
Northrop Grumman Corp.	718	336,950
FedEx Corp.	1,179	331,688
CSX Corp.	10,114	326,379
Carrier Global Corp.	4,376	298,706
Norfolk Southern Corp.	1,187	278,589
Johnson Controls International plc	3,504	276,571
Howmet Aerospace, Inc.	2,131	233,067
Axon Enterprise, Inc.*	380	225,842
TE Connectivity plc	1,569	224,320
AMETEK, Inc.	1,213	218,655
Republic Services, Inc. — Class A	1,068	214,860
L3Harris Technologies, Inc.	995	209,229
Otis Worldwide Corp.	2,095	194,018
Ingersoll Rand, Inc.	2,114	191,232
Vulcan Materials Co.	693	178,260
Old Dominion Freight Line, Inc.	985	173,754
Westinghouse Air Brake Technologies Corp.	902	171,010
Rockwell Automation, Inc.	592	169,188
Garmin Ltd.	806	166,246
Martin Marietta Materials, Inc.	321	165,796
Xylem, Inc.	1,274	147,810
Keysight Technologies, Inc.*	910	146,173
Smurfit WestRock plc	2,592	139,605
Fortive Corp.	1,820	136,500
Mettler-Toledo International, Inc.*	111	135,829
Dover Corp.	720	135,072
Veralto Corp.	1,297	132,099
Hubbell, Inc.	281	117,708
Teledyne Technologies, Inc.*	244	113,248
Packaging Corporation of America	468	105,361
Lennox International, Inc.	168	102,362
Snap-on, Inc.	275	93,357
Trimble, Inc.*	1,281	90,515
Pentair plc	867	87,255
Jacobs Solutions, Inc.	652	87,120
Builders FirstSource, Inc.*	604	86,330
Ball Corp.	1,565	86,279
Jabil, Inc.	592	85,189
IDEX Corp.	397	83,088
Masco Corp.	1,132	82,149
Expeditors International of Washington, Inc.	734	81,305
Textron, Inc.	973	74,425
Amcor plc	7,581	71,337
J.B. Hunt Transport Services, Inc.	418	71,336
Stanley Black & Decker, Inc.	809	64,954
CH Robinson Worldwide, Inc.	620	64,058
Nordson Corp.	285	59,633
Allegion plc	456	59,590
Generac Holdings, Inc.*	312	48,376
A O Smith Corp.	625	42,631
Huntington Ingalls Industries, Inc.	205	38,739
Mohawk Industries, Inc.*	275	32,761
Total Industrial		18,617,368
Energy - 2.6%
Exxon Mobil Corp.	23,051	2,479,596
Chevron Corp.	8,766	1,269,668
ConocoPhillips	6,784	672,769

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 80.7% (continued)
Energy - 2.6% (continued)
EOG Resources, Inc.	2,950	$361,611
Williams Companies, Inc.	6,393	345,989
ONEOK, Inc.	3,064	307,625
Schlumberger N.V.	7,406	283,946
Kinder Morgan, Inc.	10,137	277,754
Phillips 66	2,166	246,772
Marathon Petroleum Corp.	1,686	235,197
Baker Hughes Co.	5,190	212,894
Targa Resources Corp.	1,144	204,204
Valero Energy Corp.	1,660	203,499
Hess Corp.	1,450	192,865
Occidental Petroleum Corp.	3,543	175,060
Diamondback Energy, Inc.	980	160,553
Equities Corp.	3,129	144,278
Halliburton Co.	4,608	125,291
Devon Energy Corp.	3,445	112,755
Texas Pacific Land Corp.	99	109,490
First Solar, Inc.*	561	98,871
Coterra Energy, Inc. — Class A	3,863	98,661
Enphase Energy, Inc.*	709	48,694
APA Corp.	1,940	44,795
Total Energy		8,412,837
Utilities - 1.9%
NextEra Energy, Inc.	10,785	773,177
Southern Co.	5,747	473,093
Duke Energy Corp.	4,052	436,563
Constellation Energy Corp.	1,640	366,884
Sempra	3,322	291,406
American Electric Power Company, Inc.	2,793	257,598
Vistra Corp.	1,784	245,960
Dominion Energy, Inc.	4,406	237,307
PG&E Corp.	11,466	231,384
Public Service Enterprise Group, Inc.	2,613	220,772
Xcel Energy, Inc.	3,012	203,370
Exelon Corp.	5,270	198,363
Entergy Corp.	2,249	170,519
Edison International	2,031	162,155
Consolidated Edison, Inc.	1,817	162,131
WEC Energy Group, Inc.	1,659	156,012
DTE Energy Co.	1,086	131,135
American Water Works Company, Inc.	1,022	127,229
PPL Corp.	3,871	125,653
Ameren Corp.	1,400	124,796
Atmos Energy Corp.	814	113,366
Eversource Energy	1,922	110,381
CenterPoint Energy, Inc.	3,418	108,453
FirstEnergy Corp.	2,690	107,008
CMS Energy Corp.	1,567	104,441
NRG Energy, Inc.	1,062	95,814
NiSource, Inc.	2,448	89,988
Alliant Energy Corp.	1,346	79,602
Evergy, Inc.	1,206	74,229
Pinnacle West Capital Corp.	596	50,523
AES Corp.	3,729	47,992
Total Utilities		6,077,304
Basic Materials - 1.2%
Linde plc	2,497	1,045,419
Sherwin-Williams Co.	1,215	413,015
Air Products and Chemicals, Inc.	1,166	338,187
Ecolab, Inc.	1,322	309,771
Freeport-McMoRan, Inc.	7,536	286,971
Newmont Corp.	5,971	222,241
DuPont de Nemours, Inc.	2,192	167,140
Dow, Inc.	3,672	147,357
PPG Industries, Inc.	1,217	145,371
Nucor Corp.	1,232	143,787
International Flavors & Fragrances, Inc.	1,341	113,382
LyondellBasell Industries N.V. — Class A	1,363	101,230
International Paper Co.	1,822	98,060
Steel Dynamics, Inc.	743	84,754
CF Industries Holdings, Inc.	913	77,897
Eastman Chemical Co.	608	55,523
Albemarle Corp.	616	53,025
Mosaic Co.	1,666	40,950
Celanese Corp. — Class A	573	39,657
FMC Corp.	655	31,839
Total Basic Materials		3,915,576
Total Common Stocks
(Cost $184,276,860)		261,220,366

	Face Amount
U.S. TREASURY BILLS†† - 4.8%
U.S. Treasury Bills
4.30% due 03/06/25[2,3]	$9,000,000	8,934,090
4.21% due 01/16/25[3,4]	3,233,000	3,227,675
4.23% due 03/13/25[2,3]	1,550,000	1,537,403
4.20% due 03/13/25[2,3]	1,100,000	1,091,060
4.22% due 03/13/25[2,3]	600,000	595,123
Total U.S. Treasury Bills
(Cost $15,380,591)		15,385,351

REPURCHASE AGREEMENTS††,5 - 11.3%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25[2]	20,473,611	20,473,611
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25[2]	16,093,088	16,093,088
Total Repurchase Agreements
(Cost $36,566,699)		36,566,699

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.0%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.41%[7]	136,125	136,125
Total Securities Lending Collateral
(Cost $136,125)		136,125
Total Investments - 96.8%
(Cost $236,360,275)		$313,308,541
Other Assets & Liabilities, net - 3.2%		10,241,345
Total Net Assets - 100.0%		$323,549,886

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	245	Mar 2025	$72,706,813	$(1,124,529)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
BNP Paribas	S&P 500 Index	Pay	5.18% (Federal Funds Rate + 0.85%)	At Maturity	03/27/25	7,501	$44,120,295	$11,345
Barclays Bank plc	S&P 500 Index	Pay	5.27% (SOFR + 0.90%)	At Maturity	03/27/25	5,407	31,800,157	(17,440)
Goldman Sachs International	S&P 500 Index	Pay	4.83% (Federal Funds Rate + 0.50%)	At Maturity	03/26/25	40,208	236,487,461	(4,095,877)

							$312,407,913	$(4,101,972)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2024 — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2024.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at December 31, 2024.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of December 31, 2024.

plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$261,220,366	$—	$—	$261,220,366
U.S. Treasury Bills	—	15,385,351	—	15,385,351
Repurchase Agreements	—	36,566,699	—	36,566,699
Securities Lending Collateral	136,125	—	—	136,125
Equity Index Swap Agreements**	—	11,345	—	11,345
Total Assets	$261,356,491	$51,963,395	$—	$313,319,886

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$1,124,529	$—	$—	$1,124,529
Equity Index Swap Agreements**	—	4,113,317	—	4,113,317
Total Liabilities	$1,124,529	$4,113,317	$—	$5,237,846

**	This derivative is reported as unrealized appreciation/depreciation at period end.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Dynamic Funds (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company, of the series type. Each series, in effect, is representing a separate fund (each, a "Fund"). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
S&P 500® 2x Strategy Fund	Non-diversified
Inverse S&P 500® 2x Strategy Fund	Non-diversified
NASDAQ-100® 2x Strategy Fund	Non-diversified
Inverse NASDAQ-100® 2x Strategy Fund	Non-diversified
Dow 2x Strategy Fund	Non-diversified
Inverse Dow 2x Strategy Fund	Non-diversified
Russell 2000® 2x Strategy Fund	Non-diversified
Inverse Russell 2000® 2x Strategy Fund	Non-diversified

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Trust (the “Board”) adopted policies and procedures for the valuation of the Funds’ investments (the “Fund Valuation Procedures”).

Pursuant to Rule 2a-5, the Board designated Security Investors, LLC (the “Adviser”) as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the "Valuation Procedures") reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and/or other assets. The Valuation Procedures may be amended and potentially adversely affected as the Funds seek to comply with regulations that apply to the valuation practices of registered investment companies.

Valuations of the Funds’ securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

U.S. Government securities are valued by independent third-party pricing services, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.

Swap agreements entered into by a Fund are generally valued using an evaluated price provided by an independent third-party pricing service.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Derivatives

As part of their investment strategies, the Funds may utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds utilized derivatives for the following purposes:

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Liquidity: the ability to buy or sell exposure with little price/market impact.

If a Fund's investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. A Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause an investment in the Fund to be more volatile and riskier than if they had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Funds' Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter ("OTC") swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index) or a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies.   The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At December 31, 2024, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC 4.45% Due 01/02/25	$89,044,032	$89,066,046	U.S. Treasury Strip 0.00% Due 08/15/25 - 02/15/29	$109,141,877	$90,824,913

BofA Securities, Inc. 4.43% Due 01/02/25	69,992,218	70,009,444	U.S. Treasury Strip 0.00% Due 08/15/38	119,797,758	61,398,148

			U.S. Treasury Notes 1.13% - 2.88% Due 02/15/31 - 05/15/32	12,032,300	9,993,915
				131,830,058	71,392,063

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 5 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income is net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund – Class X. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

At December 31, 2024, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Collateral Received
NASDAQ-100® 2x Strategy Fund	$304,532	$314,044
Russell 2000® 2x Strategy Fund	253,809	260,154
S&P 500® 2x Strategy Fund	133,567	136,125

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed.

If a Fund makes a distribution to its shareholders in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of each shareholder's basis (for tax purposes) in its shares, and any distribution in excess of basis will be treated as capital gain. A return of capital is not taxable, but it reduces the shareholder's basis in its shares, which reduces the loss (or increases the gain) on a subsequent taxable disposition by such shareholder of the shares.

At December 31, 2024, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Dow 2x Strategy Fund	$45,229,505	$12,020,087	$(175,640)	$11,844,447
Inverse Dow 2x Strategy Fund	4,364,273	1,113	(768)	345
Inverse NASDAQ-100® 2x Strategy Fund	9,624,963	351,657	–	351,657
Inverse Russell 2000® 2x Strategy Fund	4,052,478	106,647	–	106,647
Inverse S&P 500® 2x Strategy Fund	9,448,118	276,212	(10,311)	265,901
NASDAQ-100® 2x Strategy Fund	999,714,548	329,664,953	(41,606,930)	288,058,023
Russell 2000® 2x Strategy Fund	61,800,827	3,303,499	(1,926,815)	1,376,684
S&P 500® 2x Strategy Fund	278,394,531	35,059,971	(5,372,462)	29,687,509

Note 11 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting (or perceived to affect) individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic, political (including geopolitical), social or financial market conditions, bank failures, increased instability or general uncertainty, extreme weather, natural/environmental or man-made disasters, or geological events, governmental actions, tariffs, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, terrorism, actual or threatened wars or other armed conflicts (such as the conflict in the Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other types of similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing or similar types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.